Shareholder Report	12 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000210490
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	A
Trading Symbol	ADNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.40%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 50.52% (with sales charges) and 59.74% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR
01/2017	$9,425	$10,000
01/2017	$9,500	$9,932
02/2017	$9,802	$10,326
03/2017	$10,141	$10,338
04/2017	$10,622	$10,444
05/2017	$11,894	$10,591
06/2017	$12,130	$10,657
07/2017	$12,385	$10,876
08/2017	$14,138	$10,910
09/2017	$14,090	$11,135
10/2017	$14,590	$11,395
11/2017	$15,533	$11,744
12/2017	$15,861	$11,875
01/2018	$17,003	$12,554
02/2018	$17,081	$12,092
03/2018	$16,017	$11,784
04/2018	$16,251	$11,830
05/2018	$17,775	$12,115
06/2018	$18,165	$12,189
07/2018	$18,029	$12,643
08/2018	$19,943	$13,055
09/2018	$18,966	$13,129
10/2018	$17,120	$12,232
11/2018	$17,745	$12,481
12/2018	$15,388	$11,354
01/2019	$17,538	$12,264
02/2019	$18,839	$12,658
03/2019	$18,933	$12,904
04/2019	$19,216	$13,426
05/2019	$16,688	$12,573
06/2019	$19,321	$13,459
07/2019	$19,583	$13,652
08/2019	$17,937	$13,436
09/2019	$17,370	$13,687
10/2019	$17,947	$13,984
11/2019	$20,244	$14,492
12/2019	$20,312	$14,929
01/2020	$21,157	$14,923
02/2020	$21,752	$13,695
03/2020	$18,795	$12,003
04/2020	$22,987	$13,542
05/2020	$26,010	$14,187
06/2020	$29,303	$14,469
07/2020	$33,246	$15,285
08/2020	$38,706	$16,384
09/2020	$37,460	$15,761
10/2020	$37,363	$15,342
11/2020	$45,552	$17,021
12/2020	$50,167	$17,676
01/2021	$54,351	$17,497
02/2021	$52,504	$17,980
03/2021	$48,341	$18,767
04/2021	$48,885	$19,769
05/2021	$45,298	$19,907
06/2021	$52,167	$20,371
07/2021	$48,287	$20,855
08/2021	$49,211	$21,490
09/2021	$45,113	$20,490
10/2021	$49,591	$21,926
11/2021	$43,081	$21,774
12/2021	$38,699	$22,750
01/2022	$30,883	$21,572
02/2022	$28,850	$20,926
03/2022	$27,230	$21,703
04/2022	$19,527	$19,811
05/2022	$18,291	$19,847
06/2022	$16,486	$18,209
07/2022	$18,277	$19,888
08/2022	$17,140	$19,077
09/2022	$15,477	$17,320
10/2022	$15,846	$18,722
11/2022	$15,520	$19,768
12/2022	$13,024	$18,629
01/2023	$16,622	$19,800
02/2023	$16,498	$19,317
03/2023	$16,856	$20,026
04/2023	$15,049	$20,339
05/2023	$16,872	$20,427
06/2023	$18,383	$21,777
07/2023	$21,000	$22,476
08/2023	$18,258	$22,118
09/2023	$16,513	$21,064
10/2023	$14,644	$20,621
11/2023	$19,193	$22,504
12/2023	$21,826	$23,527
01/2024	$18,944	$23,922
02/2024	$21,249	$25,199
03/2024	$20,766	$26,010
04/2024	$18,118	$24,948
05/2024	$17,682	$26,185
06/2024	$18,305	$27,124
07/2024	$18,928	$27,454
08/2024	$18,679	$28,120
09/2024	$19,816	$28,721
10/2024	$19,146	$28,461
11/2024	$24,116	$30,131
12/2024	$23,633	$29,413
01/2025	$26,141	$30,232
02/2025	$23,181	$29,838
03/2025	$19,832	$28,156
04/2025	$21,234	$27,965
05/2025	$23,462	$29,726
06/2025	$29,241	$31,237

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class A without Sales ChargeFootnote Reference1	59.74%	(0.04)%	14.39%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	50.52%	(1.22)%	13.59%
S&P 500® Index TR	15.16%	16.64%	14.48%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,502,796
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000210491
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	C
Trading Symbol	ADNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$279	2.16%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 57.53% (with sales charges) and 58.53% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,597	$12,264
02/2019	$19,966	$12,658
03/2019	$20,055	$12,904
04/2019	$20,333	$13,426
05/2019	$17,651	$12,573
06/2019	$20,422	$13,459
07/2019	$20,689	$13,652
08/2019	$18,942	$13,436
09/2019	$18,330	$13,687
10/2019	$18,931	$13,984
11/2019	$21,335	$14,492
12/2019	$21,387	$14,929
01/2020	$22,271	$14,923
02/2020	$22,879	$13,695
03/2020	$19,745	$12,003
04/2020	$24,153	$13,542
05/2020	$27,310	$14,187
06/2020	$30,743	$14,469
07/2020	$34,852	$15,285
08/2020	$40,558	$16,384
09/2020	$39,226	$15,761
10/2020	$39,100	$15,342
11/2020	$47,652	$17,021
12/2020	$52,439	$17,676
01/2021	$56,769	$17,497
02/2021	$54,823	$17,980
03/2021	$50,446	$18,767
04/2021	$50,976	$19,769
05/2021	$47,210	$19,907
06/2021	$54,316	$20,371
07/2021	$50,250	$20,855
08/2021	$51,172	$21,490
09/2021	$46,899	$20,490
10/2021	$51,506	$21,926
11/2021	$44,722	$21,774
12/2021	$40,139	$22,750
01/2022	$32,030	$21,572
02/2022	$29,887	$20,926
03/2022	$28,193	$21,703
04/2022	$20,204	$19,811
05/2022	$18,915	$19,847
06/2022	$17,042	$18,209
07/2022	$18,870	$19,888
08/2022	$17,686	$19,077
09/2022	$15,963	$17,320
10/2022	$16,337	$18,722
11/2022	$15,978	$19,768
12/2022	$13,405	$18,629
01/2023	$17,094	$19,800
02/2023	$16,946	$19,317
03/2023	$17,325	$20,026
04/2023	$15,447	$20,339
05/2023	$17,308	$20,427
06/2023	$18,840	$21,777
07/2023	$21,507	$22,476
08/2023	$18,691	$22,118
09/2023	$16,896	$21,064
10/2023	$14,986	$20,621
11/2023	$19,614	$22,504
12/2023	$22,298	$23,527
01/2024	$19,334	$23,922
02/2024	$21,672	$25,199
03/2024	$21,178	$26,010
04/2024	$18,461	$24,948
05/2024	$18,000	$26,185
06/2024	$18,626	$27,124
07/2024	$19,251	$27,454
08/2024	$18,988	$28,120
09/2024	$20,124	$28,721
10/2024	$19,416	$28,461
11/2024	$24,455	$30,131
12/2024	$23,945	$29,413
01/2025	$26,481	$30,232
02/2025	$23,467	$29,838
03/2025	$20,075	$28,156
04/2025	$21,475	$27,965
05/2025	$23,714	$29,726
06/2025	$29,528	$31,237

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class C without Deferred Sales ChargeFootnote Reference1	58.53%	(0.80)%	13.72%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	57.53%	(0.80)%	13.72%
S&P 500® Index TR	15.16%	16.64%	14.48%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,502,796
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000176824
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	R5
Trading Symbol	ADNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$137	1.05%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 60.22% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR
01/2017	$250,000	$250,000
01/2017	$252,000	$248,289
02/2017	$260,000	$258,148
03/2017	$269,000	$258,449
04/2017	$281,750	$261,103
05/2017	$315,500	$264,778
06/2017	$321,750	$266,431
07/2017	$328,500	$271,909
08/2017	$375,000	$272,742
09/2017	$373,750	$278,368
10/2017	$387,000	$284,863
11/2017	$412,000	$293,600
12/2017	$420,702	$296,864
01/2018	$451,011	$313,861
02/2018	$453,084	$302,293
03/2018	$424,847	$294,611
04/2018	$431,064	$295,741
05/2018	$471,476	$302,863
06/2018	$481,838	$304,727
07/2018	$478,212	$316,068
08/2018	$528,986	$326,367
09/2018	$503,081	$328,224
10/2018	$454,120	$305,790
11/2018	$470,699	$312,022
12/2018	$408,171	$283,849
01/2019	$465,061	$306,595
02/2019	$499,857	$316,440
03/2019	$502,619	$322,589
04/2019	$510,075	$335,650
05/2019	$442,967	$314,320
06/2019	$513,389	$336,472
07/2019	$520,570	$341,308
08/2019	$476,659	$335,902
09/2019	$462,023	$342,187
10/2019	$477,488	$349,598
11/2019	$538,796	$362,288
12/2019	$540,571	$373,223
01/2020	$563,380	$373,076
02/2020	$579,346	$342,365
03/2020	$500,655	$300,079
04/2020	$612,704	$338,547
05/2020	$693,390	$354,671
06/2020	$781,490	$361,725
07/2020	$886,696	$382,120
08/2020	$1,032,958	$409,588
09/2020	$1,000,170	$394,025
10/2020	$997,604	$383,546
11/2020	$1,216,854	$425,530
12/2020	$1,340,451	$441,891
01/2021	$1,452,728	$437,430
02/2021	$1,403,750	$449,492
03/2021	$1,292,905	$469,178
04/2021	$1,307,799	$494,217
05/2021	$1,212,421	$497,669
06/2021	$1,396,303	$509,287
07/2021	$1,292,905	$521,385
08/2021	$1,317,823	$537,238
09/2021	$1,208,697	$512,251
10/2021	$1,328,707	$548,141
11/2021	$1,154,850	$544,343
12/2021	$1,037,513	$568,738
01/2022	$828,361	$539,307
02/2022	$774,011	$523,160
03/2022	$730,907	$542,585
04/2022	$524,004	$495,270
05/2022	$491,394	$496,179
06/2022	$443,042	$455,222
07/2022	$491,394	$497,196
08/2022	$461,033	$476,919
09/2022	$416,429	$432,996
10/2022	$426,924	$468,052
11/2022	$417,929	$494,208
12/2022	$351,398	$465,735
01/2023	$448,166	$494,999
02/2023	$444,886	$482,921
03/2023	$455,137	$500,651
04/2023	$405,933	$508,466
05/2023	$455,137	$510,676
06/2023	$496,140	$544,419
07/2023	$566,666	$561,908
08/2023	$493,270	$552,962
09/2023	$446,116	$526,598
10/2023	$395,682	$515,525
11/2023	$518,692	$562,606
12/2023	$590,038	$588,165
01/2024	$512,541	$598,049
02/2024	$574,456	$629,982
03/2024	$561,745	$650,251
04/2024	$490,400	$623,692
05/2024	$478,509	$654,618
06/2024	$495,730	$678,107
07/2024	$512,541	$686,361
08/2024	$506,391	$703,010
09/2024	$537,143	$718,024
10/2024	$518,692	$711,513
11/2024	$653,593	$753,279
12/2024	$640,882	$735,322
01/2025	$709,357	$755,799
02/2025	$629,401	$745,938
03/2025	$538,373	$703,908
04/2025	$576,506	$699,135
05/2025	$637,191	$743,142
06/2025	$794,234	$780,933

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class R5Footnote Reference1	60.22%	0.32%	14.71%
S&P 500® Index TR	15.16%	16.64%	14.48%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,502,796
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000176826
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Y
Trading Symbol	ADNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$148	1.14%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 60.17% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR
01/2017	$100,000	$100,000
01/2017	$100,800	$99,316
02/2017	$104,000	$103,259
03/2017	$107,600	$103,380
04/2017	$112,700	$104,441
05/2017	$126,200	$105,911
06/2017	$128,700	$106,572
07/2017	$131,300	$108,764
08/2017	$149,900	$109,097
09/2017	$149,400	$111,347
10/2017	$154,600	$113,945
11/2017	$164,600	$117,440
12/2017	$168,081	$118,746
01/2018	$180,205	$125,544
02/2018	$181,034	$120,917
03/2018	$169,635	$117,844
04/2018	$172,226	$118,297
05/2018	$188,288	$121,145
06/2018	$192,433	$121,891
07/2018	$190,982	$126,427
08/2018	$211,189	$130,547
09/2018	$200,930	$131,290
10/2018	$181,345	$122,316
11/2018	$187,977	$124,809
12/2018	$162,965	$113,540
01/2019	$185,614	$122,638
02/2019	$199,535	$126,576
03/2019	$200,530	$129,035
04/2019	$203,513	$134,260
05/2019	$176,775	$125,728
06/2019	$204,728	$134,589
07/2019	$207,601	$136,523
08/2019	$190,254	$134,361
09/2019	$184,288	$136,875
10/2019	$190,475	$139,839
11/2019	$214,893	$144,915
12/2019	$215,602	$149,289
01/2020	$224,614	$149,231
02/2020	$231,002	$136,946
03/2020	$199,632	$120,031
04/2020	$244,235	$135,419
05/2020	$276,404	$141,868
06/2020	$311,539	$144,690
07/2020	$353,519	$152,848
08/2020	$411,697	$163,835
09/2020	$398,579	$157,610
10/2020	$397,552	$153,418
11/2020	$484,934	$170,212
12/2020	$534,140	$176,757
01/2021	$578,823	$174,972
02/2021	$559,231	$179,797
03/2021	$515,006	$187,671
04/2021	$520,964	$197,687
05/2021	$482,925	$199,068
06/2021	$556,023	$203,715
07/2021	$514,777	$208,554
08/2021	$524,745	$214,895
09/2021	$481,207	$204,901
10/2021	$529,098	$219,256
11/2021	$459,667	$217,737
12/2021	$412,982	$227,495
01/2022	$329,786	$215,723
02/2022	$308,050	$209,264
03/2022	$290,812	$217,034
04/2022	$208,665	$198,108
05/2022	$195,623	$198,472
06/2022	$176,286	$182,089
07/2022	$195,473	$198,878
08/2022	$183,331	$190,768
09/2022	$165,643	$173,198
10/2022	$169,690	$187,221
11/2022	$166,242	$197,683
12/2022	$139,620	$186,294
01/2023	$178,340	$197,999
02/2023	$176,863	$193,168
03/2023	$180,965	$200,260
04/2023	$161,441	$203,386
05/2023	$180,965	$204,270
06/2023	$197,207	$217,767
07/2023	$225,263	$224,763
08/2023	$195,895	$221,185
09/2023	$177,191	$210,639
10/2023	$157,339	$206,210
11/2023	$206,067	$225,042
12/2023	$234,450	$235,266
01/2024	$203,606	$239,220
02/2024	$228,216	$251,993
03/2024	$223,294	$260,101
04/2024	$194,746	$249,477
05/2024	$190,153	$261,847
06/2024	$196,879	$271,243
07/2024	$203,606	$274,544
08/2024	$200,981	$281,204
09/2024	$213,286	$287,210
10/2024	$206,067	$284,605
11/2024	$259,552	$301,312
12/2024	$254,466	$294,129
01/2025	$281,537	$302,320
02/2025	$249,708	$298,375
03/2025	$213,778	$281,563
04/2025	$228,872	$279,654
05/2025	$252,990	$297,257
06/2025	$315,335	$312,373

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class YFootnote Reference1	60.17%	0.24%	14.61%
S&P 500® Index TR	15.16%	16.64%	14.48%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,502,796
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000176825
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Investor
Trading Symbol	ADNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$179	1.38%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 59.76% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,750	$10,338
04/2017	$11,260	$10,444
05/2017	$12,610	$10,591
06/2017	$12,850	$10,657
07/2017	$13,120	$10,876
08/2017	$14,970	$10,910
09/2017	$14,920	$11,135
10/2017	$15,430	$11,395
11/2017	$16,430	$11,744
12/2017	$16,768	$11,875
01/2018	$17,970	$12,554
02/2018	$18,053	$12,092
03/2018	$16,913	$11,784
04/2018	$17,172	$11,830
05/2018	$18,768	$12,115
06/2018	$19,182	$12,189
07/2018	$19,037	$12,643
08/2018	$21,037	$13,055
09/2018	$20,011	$13,129
10/2018	$18,053	$12,232
11/2018	$18,706	$12,481
12/2018	$16,214	$11,257
01/2019	$18,469	$12,264
02/2019	$19,850	$12,658
03/2019	$19,950	$12,904
04/2019	$20,237	$13,426
05/2019	$17,573	$12,573
06/2019	$20,348	$13,459
07/2019	$20,635	$13,652
08/2019	$18,889	$13,436
09/2019	$18,303	$13,687
10/2019	$18,911	$13,984
11/2019	$21,331	$14,492
12/2019	$21,391	$14,929
01/2020	$22,293	$14,923
02/2020	$22,909	$13,695
03/2020	$19,793	$12,003
04/2020	$24,222	$13,542
05/2020	$27,407	$14,187
06/2020	$30,877	$14,469
07/2020	$35,020	$15,285
08/2020	$40,785	$16,384
09/2020	$39,472	$15,761
10/2020	$39,369	$15,342
11/2020	$47,999	$17,021
12/2020	$52,873	$17,676
01/2021	$57,272	$17,497
02/2021	$55,336	$17,980
03/2021	$50,948	$18,767
04/2021	$51,521	$19,769
05/2021	$47,751	$19,907
06/2021	$54,969	$20,371
07/2021	$50,891	$20,855
08/2021	$51,864	$21,490
09/2021	$47,545	$20,490
10/2021	$52,265	$21,926
11/2021	$45,403	$21,774
12/2021	$40,786	$22,750
01/2022	$32,554	$21,572
02/2022	$30,399	$20,926
03/2022	$28,708	$21,703
04/2022	$20,580	$19,811
05/2022	$19,293	$19,847
06/2022	$17,392	$18,209
07/2022	$19,263	$19,888
08/2022	$18,081	$19,077
09/2022	$16,329	$17,320
10/2022	$16,734	$18,722
11/2022	$16,374	$19,768
12/2022	$13,762	$18,629
01/2023	$17,552	$19,800
02/2023	$17,420	$19,317
03/2023	$17,814	$20,026
04/2023	$15,878	$20,339
05/2023	$17,814	$20,427
06/2023	$19,389	$21,777
07/2023	$22,161	$22,476
08/2023	$19,274	$22,118
09/2023	$17,420	$21,064
10/2023	$15,468	$20,621
11/2023	$20,258	$22,504
12/2023	$23,047	$23,527
01/2024	$19,996	$23,922
02/2024	$22,423	$25,199
03/2024	$21,915	$26,010
04/2024	$19,126	$24,948
05/2024	$18,667	$26,185
06/2024	$19,323	$27,124
07/2024	$19,979	$27,454
08/2024	$19,733	$28,120
09/2024	$20,931	$28,721
10/2024	$20,209	$28,461
11/2024	$25,458	$30,131
12/2024	$24,949	$29,413
01/2025	$27,590	$30,232
02/2025	$24,474	$29,838
03/2025	$20,947	$28,156
04/2025	$22,423	$27,965
05/2025	$24,769	$29,726
06/2025	$30,871	$31,237

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (1/27/17)
Investor ClassFootnote Reference1	59.76%	0.00%	14.32%
S&P 500® Index TR	15.16%	16.64%	14.48%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,502,796
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000224371
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	R6
Trading Symbol	ADNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$137	1.05%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 60.23% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,602	$12,264
02/2019	$19,994	$12,658
03/2019	$20,105	$12,904
04/2019	$20,403	$13,426
05/2019	$17,719	$12,573
06/2019	$20,536	$13,459
07/2019	$20,823	$13,652
08/2019	$19,066	$13,436
09/2019	$18,481	$13,687
10/2019	$19,100	$13,984
11/2019	$21,552	$14,492
12/2019	$21,623	$14,929
01/2020	$22,535	$14,923
02/2020	$23,174	$13,695
03/2020	$20,026	$12,003
04/2020	$24,508	$13,542
05/2020	$27,736	$14,187
06/2020	$31,260	$14,469
07/2020	$35,468	$15,285
08/2020	$41,318	$16,384
09/2020	$40,007	$15,761
10/2020	$39,904	$15,342
11/2020	$48,583	$17,021
12/2020	$53,508	$17,676
01/2021	$57,965	$17,497
02/2021	$56,040	$17,980
03/2021	$51,618	$18,767
04/2021	$52,214	$19,769
05/2021	$48,411	$19,907
06/2021	$55,754	$20,371
07/2021	$51,618	$20,855
08/2021	$52,626	$21,490
09/2021	$48,273	$20,490
10/2021	$53,073	$21,926
11/2021	$46,120	$21,774
12/2021	$41,428	$22,750
01/2022	$33,089	$21,572
02/2022	$30,914	$20,926
03/2022	$29,189	$21,703
04/2022	$20,939	$19,811
05/2022	$19,634	$19,847
06/2022	$17,699	$18,209
07/2022	$19,619	$19,888
08/2022	$18,404	$19,077
09/2022	$16,634	$17,320
10/2022	$17,039	$18,722
11/2022	$16,694	$19,768
12/2022	$14,032	$18,629
01/2023	$17,905	$19,800
02/2023	$17,774	$19,317
03/2023	$18,184	$20,026
04/2023	$16,215	$20,339
05/2023	$18,184	$20,427
06/2023	$19,809	$21,777
07/2023	$22,632	$22,476
08/2023	$19,694	$22,118
09/2023	$17,807	$21,064
10/2023	$15,804	$20,621
11/2023	$20,711	$22,504
12/2023	$23,567	$23,527
01/2024	$20,465	$23,922
02/2024	$22,943	$25,199
03/2024	$22,435	$26,010
04/2024	$19,579	$24,948
05/2024	$19,120	$26,185
06/2024	$19,809	$27,124
07/2024	$20,482	$27,454
08/2024	$20,219	$28,120
09/2024	$21,450	$28,721
10/2024	$20,728	$28,461
11/2024	$26,111	$30,131
12/2024	$25,602	$29,413
01/2025	$28,326	$30,232
02/2025	$25,126	$29,838
03/2025	$21,516	$28,156
04/2025	$23,025	$27,965
05/2025	$25,454	$29,726
06/2025	$31,740	$31,237

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (1/27/17)
R6 ClassFootnote Reference1	60.23%	0.31%	14.70%
S&P 500® Index TR	15.16%	16.64%	14.48%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 203,610,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,502,796
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Material Fund Change [Text Block]
C000205755
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	A
Trading Symbol	TFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 3.82% (with sales charges) and 7.90% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$9,625	$10,000	$10,000
04/2017	$9,740	$10,068	$10,008
05/2017	$9,866	$10,127	$10,017
06/2017	$9,873	$10,098	$10,026
07/2017	$10,030	$10,131	$10,037
08/2017	$10,056	$10,224	$10,048
09/2017	$10,100	$10,177	$10,058
10/2017	$10,216	$10,219	$10,069
11/2017	$10,221	$10,235	$10,079
12/2017	$10,269	$10,258	$10,087
01/2018	$10,358	$10,185	$10,100
02/2018	$10,296	$10,162	$10,109
03/2018	$10,272	$10,246	$10,120
04/2018	$10,338	$10,208	$10,139
05/2018	$10,266	$10,246	$10,160
06/2018	$10,217	$10,265	$10,179
07/2018	$10,320	$10,268	$10,199
08/2018	$10,335	$10,300	$10,220
09/2018	$10,361	$10,260	$10,239
10/2018	$10,312	$10,240	$10,256
11/2018	$10,181	$10,290	$10,274
12/2018	$10,171	$10,439	$10,296
01/2019	$10,382	$10,550	$10,323
02/2019	$10,461	$10,562	$10,347
03/2019	$10,565	$10,751	$10,371
04/2019	$10,710	$10,758	$10,394
05/2019	$10,721	$10,913	$10,418
06/2019	$10,938	$11,066	$10,444
07/2019	$10,992	$11,153	$10,465
08/2019	$11,113	$11,406	$10,488
09/2019	$11,143	$11,353	$10,508
10/2019	$11,208	$11,333	$10,531
11/2019	$11,262	$11,320	$10,547
12/2019	$11,351	$11,297	$10,564
01/2020	$11,526	$11,501	$10,585
02/2020	$11,435	$11,641	$10,607
03/2020	$10,318	$11,460	$10,617
04/2020	$10,724	$11,646	$10,651
05/2020	$11,075	$11,679	$10,660
06/2020	$11,314	$11,737	$10,664
07/2020	$11,519	$11,865	$10,668
08/2020	$11,687	$11,779	$10,671
09/2020	$11,639	$11,822	$10,673
10/2020	$11,669	$11,823	$10,675
11/2020	$12,089	$11,891	$10,677
12/2020	$12,225	$11,927	$10,679
01/2021	$12,237	$11,863	$10,681
02/2021	$12,259	$11,679	$10,684
03/2021	$12,310	$11,633	$10,685
04/2021	$12,411	$11,663	$10,687
05/2021	$12,457	$11,689	$10,690
06/2021	$12,528	$11,746	$10,691
07/2021	$12,532	$11,892	$10,693
08/2021	$12,606	$11,868	$10,694
09/2021	$12,572	$11,756	$10,694
10/2021	$12,467	$11,725	$10,696
11/2021	$12,364	$11,809	$10,696
12/2021	$12,495	$11,761	$10,697
01/2022	$12,284	$11,576	$10,697
02/2022	$11,947	$11,422	$10,695
03/2022	$11,947	$11,176	$10,691
04/2022	$11,712	$10,876	$10,690
05/2022	$11,505	$10,861	$10,697
06/2022	$10,782	$10,696	$10,696
07/2022	$11,157	$10,968	$10,705
08/2022	$10,998	$10,682	$10,726
09/2022	$10,249	$10,339	$10,739
10/2022	$10,409	$10,304	$10,765
11/2022	$10,837	$10,566	$10,790
12/2022	$10,916	$10,442	$10,826
01/2023	$11,377	$10,682	$10,868
02/2023	$11,343	$10,512	$10,902
03/2023	$11,038	$10,745	$10,947
04/2023	$11,151	$10,800	$10,984
05/2023	$11,189	$10,758	$11,030
06/2023	$11,260	$10,751	$11,079
07/2023	$11,430	$10,755	$11,126
08/2023	$11,427	$10,741	$11,176
09/2023	$11,324	$10,556	$11,224
10/2023	$11,245	$10,481	$11,277
11/2023	$11,740	$10,841	$11,328
12/2023	$12,180	$11,188	$11,381
01/2024	$12,313	$11,166	$11,434
02/2024	$12,300	$11,089	$11,481
03/2024	$12,516	$11,189	$11,534
04/2024	$12,389	$11,009	$11,584
05/2024	$12,572	$11,107	$11,636
06/2024	$12,683	$11,203	$11,688
07/2024	$12,896	$11,419	$11,742
08/2024	$13,037	$11,544	$11,799
09/2024	$13,170	$11,678	$11,859
10/2024	$13,111	$11,520	$11,907
11/2024	$13,256	$11,657	$11,953
12/2024	$13,224	$11,568	$12,004
01/2025	$13,348	$11,613	$12,048
02/2025	$13,495	$11,752	$12,087
03/2025	$13,368	$11,703	$12,133
04/2025	$13,385	$11,819	$12,176
05/2025	$13,486	$11,780	$12,218
06/2025	$13,685	$11,892	$12,263

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class A without Sales ChargeFootnote Reference1	7.90%	3.88%	4.36%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	3.82%	3.08%	3.88%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

Material Change Date		Jun. 30, 2024
AssetsNet	$ 481,131,572
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,993,331
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Prior to July 1, 2024, the American Beacon TwentyFour Strategic Income Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.  Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.

Material Fund Change Expenses [Text Block]

Prior to July 1, 2024, the American Beacon TwentyFour Strategic Income Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.  Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2024.
C000205756
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	C
Trading Symbol	TFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.79%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 5.99% (with sales charges) and 6.99% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,251	$10,127	$10,017
06/2017	$10,258	$10,098	$10,026
07/2017	$10,421	$10,131	$10,037
08/2017	$10,448	$10,224	$10,048
09/2017	$10,494	$10,177	$10,058
10/2017	$10,615	$10,219	$10,069
11/2017	$10,620	$10,235	$10,079
12/2017	$10,669	$10,258	$10,087
01/2018	$10,762	$10,185	$10,100
02/2018	$10,697	$10,162	$10,109
03/2018	$10,672	$10,246	$10,120
04/2018	$10,741	$10,208	$10,139
05/2018	$10,667	$10,246	$10,160
06/2018	$10,616	$10,265	$10,179
07/2018	$10,722	$10,268	$10,199
08/2018	$10,739	$10,300	$10,220
09/2018	$10,765	$10,260	$10,239
10/2018	$10,714	$10,240	$10,256
11/2018	$10,578	$10,290	$10,274
12/2018	$10,551	$10,439	$10,296
01/2019	$10,770	$10,550	$10,323
02/2019	$10,843	$10,562	$10,347
03/2019	$10,951	$10,751	$10,371
04/2019	$11,094	$10,758	$10,394
05/2019	$11,093	$10,913	$10,418
06/2019	$11,306	$11,066	$10,444
07/2019	$11,362	$11,153	$10,465
08/2019	$11,481	$11,406	$10,488
09/2019	$11,505	$11,353	$10,508
10/2019	$11,567	$11,333	$10,531
11/2019	$11,609	$11,320	$10,547
12/2019	$11,695	$11,297	$10,564
01/2020	$11,865	$11,501	$10,585
02/2020	$11,764	$11,641	$10,607
03/2020	$10,617	$11,460	$10,617
04/2020	$11,018	$11,646	$10,651
05/2020	$11,374	$11,679	$10,660
06/2020	$11,614	$11,737	$10,664
07/2020	$11,813	$11,865	$10,668
08/2020	$11,978	$11,779	$10,671
09/2020	$11,934	$11,822	$10,673
10/2020	$11,945	$11,823	$10,675
11/2020	$12,370	$11,891	$10,677
12/2020	$12,494	$11,927	$10,679
01/2021	$12,505	$11,863	$10,681
02/2021	$12,519	$11,679	$10,684
03/2021	$12,564	$11,633	$10,685
04/2021	$12,659	$11,663	$10,687
05/2021	$12,685	$11,689	$10,690
06/2021	$12,760	$11,746	$10,691
07/2021	$12,755	$11,892	$10,693
08/2021	$12,822	$11,868	$10,694
09/2021	$12,778	$11,756	$10,694
10/2021	$12,661	$11,725	$10,696
11/2021	$12,560	$11,809	$10,696
12/2021	$12,676	$11,761	$10,697
01/2022	$12,449	$11,576	$10,697
02/2022	$12,098	$11,422	$10,695
03/2022	$12,091	$11,176	$10,691
04/2022	$11,843	$10,876	$10,690
05/2022	$11,636	$10,861	$10,697
06/2022	$10,895	$10,696	$10,696
07/2022	$11,255	$10,968	$10,705
08/2022	$11,100	$10,682	$10,726
09/2022	$10,334	$10,339	$10,739
10/2022	$10,488	$10,304	$10,765
11/2022	$10,914	$10,566	$10,790
12/2022	$10,981	$10,442	$10,826
01/2023	$11,447	$10,682	$10,868
02/2023	$11,391	$10,512	$10,902
03/2023	$11,091	$10,745	$10,947
04/2023	$11,198	$10,800	$10,984
05/2023	$11,214	$10,758	$11,030
06/2023	$11,278	$10,751	$11,079
07/2023	$11,441	$10,755	$11,126
08/2023	$11,429	$10,741	$11,176
09/2023	$11,333	$10,556	$11,224
10/2023	$11,246	$10,481	$11,277
11/2023	$11,720	$10,841	$11,328
12/2023	$12,162	$11,188	$11,381
01/2024	$12,295	$11,166	$11,434
02/2024	$12,259	$11,089	$11,481
03/2024	$12,468	$11,189	$11,534
04/2024	$12,348	$11,009	$11,584
05/2024	$12,507	$11,107	$11,636
06/2024	$12,609	$11,203	$11,688
07/2024	$12,814	$11,419	$11,742
08/2024	$12,946	$11,544	$11,799
09/2024	$13,071	$11,678	$11,859
10/2024	$13,004	$11,520	$11,907
11/2024	$13,140	$11,657	$11,953
12/2024	$13,107	$11,568	$12,004
01/2025	$13,215	$11,613	$12,048
02/2025	$13,352	$11,752	$12,087
03/2025	$13,217	$11,703	$12,133
04/2025	$13,226	$11,819	$12,176
05/2025	$13,318	$11,780	$12,218
06/2025	$13,490	$11,892	$12,263

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class C without Deferred Sales ChargeFootnote Reference1	6.99%	3.04%	3.70%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	5.99%	3.04%	3.70%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

AssetsNet	$ 481,131,572
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,993,331
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180737
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	R5
Trading Symbol	TFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.16% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$250,000	$250,000	$250,000
04/2017	$253,000	$251,695	$250,208
05/2017	$256,265	$253,165	$250,429
06/2017	$256,452	$252,456	$250,638
07/2017	$260,535	$253,286	$250,911
08/2017	$261,202	$255,594	$251,197
09/2017	$262,351	$254,414	$251,458
10/2017	$265,368	$255,487	$251,731
11/2017	$265,500	$255,883	$251,965
12/2017	$266,728	$256,455	$252,173
01/2018	$269,052	$254,624	$252,499
02/2018	$267,436	$254,050	$252,720
03/2018	$266,810	$256,157	$253,006
04/2018	$268,527	$255,204	$253,462
05/2018	$266,665	$256,157	$253,995
06/2018	$265,395	$256,634	$254,477
07/2018	$268,060	$256,704	$254,984
08/2018	$268,464	$257,493	$255,505
09/2018	$269,124	$256,509	$255,960
10/2018	$267,852	$256,007	$256,390
11/2018	$264,731	$257,260	$256,845
12/2018	$264,532	$260,976	$257,405
01/2019	$269,998	$263,740	$258,068
02/2019	$272,065	$264,057	$258,680
03/2019	$275,027	$268,786	$259,266
04/2019	$278,540	$268,946	$259,838
05/2019	$279,077	$272,817	$260,450
06/2019	$284,701	$276,642	$261,087
07/2019	$286,092	$278,819	$261,634
08/2019	$289,505	$285,142	$262,207
09/2019	$290,269	$283,821	$262,701
10/2019	$292,239	$283,331	$263,261
11/2019	$293,617	$282,998	$263,677
12/2019	$295,986	$282,418	$264,107
01/2020	$300,527	$287,514	$264,627
02/2020	$298,196	$291,033	$265,174
03/2020	$269,372	$286,504	$265,434
04/2020	$279,909	$291,142	$266,267
05/2020	$289,346	$291,967	$266,501
06/2020	$295,561	$293,424	$266,605
07/2020	$301,058	$296,631	$266,696
08/2020	$305,442	$294,482	$266,761
09/2020	$304,564	$295,557	$266,813
10/2020	$305,092	$295,579	$266,878
11/2020	$316,321	$297,265	$266,917
12/2020	$319,930	$298,179	$266,969
01/2021	$320,517	$296,579	$267,035
02/2021	$321,131	$291,966	$267,087
03/2021	$322,488	$290,816	$267,126
04/2021	$325,158	$291,576	$267,178
05/2021	$326,369	$292,227	$267,243
06/2021	$328,245	$293,652	$267,269
07/2021	$328,695	$297,302	$267,321
08/2021	$330,672	$296,706	$267,347
09/2021	$329,843	$293,905	$267,360
10/2021	$327,166	$293,136	$267,386
11/2021	$324,574	$295,227	$267,399
12/2021	$327,759	$294,030	$267,425
01/2022	$322,282	$289,410	$267,412
02/2022	$313,600	$285,561	$267,373
03/2022	$313,646	$279,405	$267,269
04/2022	$307,582	$271,896	$267,256
05/2022	$302,539	$271,521	$267,412
06/2022	$283,187	$267,401	$267,399
07/2022	$293,256	$274,212	$267,620
08/2022	$289,177	$267,053	$268,141
09/2022	$269,476	$258,480	$268,466
10/2022	$273,937	$257,596	$269,117
11/2022	$285,022	$264,160	$269,754
12/2022	$287,383	$261,042	$270,639
01/2023	$299,674	$267,055	$271,693
02/2023	$298,422	$262,795	$272,552
03/2023	$290,535	$268,622	$273,671
04/2023	$293,829	$270,006	$274,608
05/2023	$294,851	$268,942	$275,754
06/2023	$296,703	$268,782	$276,964
07/2023	$301,168	$268,869	$278,148
08/2023	$301,090	$268,531	$279,397
09/2023	$298,438	$263,900	$280,608
10/2023	$296,789	$262,027	$281,935
11/2023	$309,593	$271,036	$283,197
12/2023	$321,396	$279,698	$284,525
01/2024	$325,218	$279,149	$285,839
02/2024	$324,901	$277,234	$287,023
03/2024	$330,525	$279,734	$288,337
04/2024	$327,287	$275,230	$289,587
05/2024	$332,044	$277,665	$290,888
06/2024	$334,943	$280,075	$292,189
07/2024	$340,501	$285,485	$293,556
08/2024	$344,579	$288,612	$294,961
09/2024	$348,473	$291,961	$296,471
10/2024	$346,591	$288,010	$297,681
11/2024	$350,402	$291,432	$298,813
12/2024	$350,100	$289,195	$300,089
01/2025	$353,312	$290,316	$301,195
02/2025	$357,161	$293,811	$302,184
03/2025	$353,925	$292,585	$303,316
04/2025	$354,443	$295,466	$304,396
05/2025	$357,505	$294,489	$305,437
06/2025	$362,289	$297,309	$306,582

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class R5Footnote Reference1	8.16%	4.16%	4.60%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

AssetsNet	$ 481,131,572
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,993,331
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180741
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Y
Trading Symbol	TFGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.09% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$100,000	$100,000	$100,000
04/2017	$101,200	$100,678	$100,083
05/2017	$102,506	$101,266	$100,172
06/2017	$102,581	$100,982	$100,255
07/2017	$104,113	$101,314	$100,364
08/2017	$104,482	$102,238	$100,479
09/2017	$104,839	$101,766	$100,583
10/2017	$106,046	$102,195	$100,692
11/2017	$106,099	$102,353	$100,786
12/2017	$106,590	$102,582	$100,869
01/2018	$107,520	$101,850	$100,999
02/2018	$106,874	$101,620	$101,088
03/2018	$106,624	$102,463	$101,202
04/2018	$107,206	$102,081	$101,385
05/2018	$106,461	$102,463	$101,598
06/2018	$106,058	$102,654	$101,791
07/2018	$107,019	$102,682	$101,994
08/2018	$107,180	$102,997	$102,202
09/2018	$107,550	$102,603	$102,384
10/2018	$106,935	$102,403	$102,556
11/2018	$105,687	$102,904	$102,738
12/2018	$105,607	$104,390	$102,962
01/2019	$107,794	$105,496	$103,227
02/2019	$108,621	$105,623	$103,472
03/2019	$109,805	$107,515	$103,706
04/2019	$111,321	$107,579	$103,935
05/2019	$111,425	$109,127	$104,180
06/2019	$113,675	$110,657	$104,435
07/2019	$114,342	$111,528	$104,654
08/2019	$115,596	$114,057	$104,883
09/2019	$115,902	$113,528	$105,080
10/2019	$116,690	$113,332	$105,304
11/2019	$117,241	$113,199	$105,471
12/2019	$118,189	$112,967	$105,643
01/2020	$120,006	$115,006	$105,851
02/2020	$119,074	$116,413	$106,069
03/2020	$107,542	$114,602	$106,174
04/2020	$111,757	$116,457	$106,507
05/2020	$115,415	$116,787	$106,600
06/2020	$118,017	$117,370	$106,642
07/2020	$120,114	$118,653	$106,678
08/2020	$121,868	$117,793	$106,704
09/2020	$121,517	$118,223	$106,725
10/2020	$121,728	$118,231	$106,751
11/2020	$126,104	$118,906	$106,767
12/2020	$127,548	$119,272	$106,788
01/2021	$127,783	$118,632	$106,814
02/2021	$128,029	$116,786	$106,835
03/2021	$128,572	$116,326	$106,850
04/2021	$129,640	$116,630	$106,871
05/2021	$130,124	$116,891	$106,897
06/2021	$130,994	$117,461	$106,907
07/2021	$131,055	$118,921	$106,928
08/2021	$131,846	$118,682	$106,939
09/2021	$131,514	$117,562	$106,944
10/2021	$130,443	$117,255	$106,954
11/2021	$129,405	$118,091	$106,960
12/2021	$130,800	$117,612	$106,970
01/2022	$128,486	$115,764	$106,965
02/2022	$125,011	$114,224	$106,949
03/2022	$125,152	$111,762	$106,907
04/2022	$122,726	$108,758	$106,902
05/2022	$120,584	$108,609	$106,965
06/2022	$112,963	$106,960	$106,960
07/2022	$116,869	$109,685	$107,048
08/2022	$115,361	$106,821	$107,256
09/2022	$107,476	$103,392	$107,386
10/2022	$109,136	$103,038	$107,647
11/2022	$113,699	$105,664	$107,902
12/2022	$114,517	$104,417	$108,256
01/2023	$119,439	$106,822	$108,677
02/2023	$118,938	$105,118	$109,021
03/2023	$115,779	$107,449	$109,469
04/2023	$117,099	$108,002	$109,843
05/2023	$117,508	$107,577	$110,301
06/2023	$118,250	$107,513	$110,785
07/2023	$120,018	$107,548	$111,259
08/2023	$119,987	$107,412	$111,759
09/2023	$118,924	$105,560	$112,243
10/2023	$118,113	$104,811	$112,774
11/2023	$123,393	$108,414	$113,279
12/2023	$127,967	$111,879	$113,810
01/2024	$129,498	$111,660	$114,336
02/2024	$129,371	$110,894	$114,809
03/2024	$131,470	$111,894	$115,335
04/2024	$130,327	$110,092	$115,835
05/2024	$132,233	$111,066	$116,355
06/2024	$133,394	$112,030	$116,876
07/2024	$135,620	$114,194	$117,422
08/2024	$137,097	$115,445	$117,984
09/2024	$138,656	$116,785	$118,588
10/2024	$137,902	$115,204	$119,072
11/2024	$139,588	$116,573	$119,525
12/2024	$139,303	$115,678	$120,035
01/2025	$140,590	$116,126	$120,478
02/2025	$142,132	$117,524	$120,873
03/2025	$140,834	$117,034	$121,326
04/2025	$141,040	$118,186	$121,758
05/2025	$142,267	$117,796	$122,175
06/2025	$144,183	$118,924	$122,633

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class YFootnote Reference1	8.09%	4.09%	4.54%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

AssetsNet	$ 481,131,572
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,993,331
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180738
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Investor
Trading Symbol	TFGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.72% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,241	$10,127	$10,017
06/2017	$10,248	$10,098	$10,026
07/2017	$10,411	$10,131	$10,037
08/2017	$10,438	$10,224	$10,048
09/2017	$10,474	$10,177	$10,058
10/2017	$10,584	$10,219	$10,069
11/2017	$10,589	$10,235	$10,079
12/2017	$10,639	$10,258	$10,087
01/2018	$10,732	$10,185	$10,100
02/2018	$10,657	$10,162	$10,109
03/2018	$10,632	$10,246	$10,120
04/2018	$10,690	$10,208	$10,139
05/2018	$10,615	$10,246	$10,160
06/2018	$10,564	$10,265	$10,179
07/2018	$10,660	$10,268	$10,199
08/2018	$10,687	$10,300	$10,220
09/2018	$10,714	$10,260	$10,239
10/2018	$10,652	$10,240	$10,256
11/2018	$10,516	$10,290	$10,274
12/2018	$10,505	$10,439	$10,296
01/2019	$10,723	$10,550	$10,323
02/2019	$10,805	$10,562	$10,347
03/2019	$10,913	$10,751	$10,371
04/2019	$11,063	$10,758	$10,394
05/2019	$11,073	$10,913	$10,418
06/2019	$11,287	$11,066	$10,444
07/2019	$11,354	$11,153	$10,465
08/2019	$11,479	$11,406	$10,488
09/2019	$11,509	$11,353	$10,508
10/2019	$11,577	$11,333	$10,531
11/2019	$11,632	$11,320	$10,547
12/2019	$11,726	$11,297	$10,564
01/2020	$11,896	$11,501	$10,585
02/2020	$11,802	$11,641	$10,607
03/2020	$10,660	$11,460	$10,617
04/2020	$11,069	$11,646	$10,651
05/2020	$11,432	$11,679	$10,660
06/2020	$11,691	$11,737	$10,664
07/2020	$11,901	$11,865	$10,668
08/2020	$12,063	$11,779	$10,671
09/2020	$12,026	$11,822	$10,673
10/2020	$12,056	$11,823	$10,675
11/2020	$12,479	$11,891	$10,677
12/2020	$12,631	$11,927	$10,679
01/2021	$12,642	$11,863	$10,681
02/2021	$12,665	$11,679	$10,684
03/2021	$12,705	$11,633	$10,685
04/2021	$12,821	$11,663	$10,687
05/2021	$12,855	$11,689	$10,690
06/2021	$12,939	$11,746	$10,691
07/2021	$12,942	$11,892	$10,693
08/2021	$13,018	$11,868	$10,694
09/2021	$12,982	$11,756	$10,694
10/2021	$12,871	$11,725	$10,696
11/2021	$12,765	$11,809	$10,696
12/2021	$12,886	$11,761	$10,697
01/2022	$12,668	$11,576	$10,697
02/2022	$12,319	$11,422	$10,695
03/2022	$12,330	$11,176	$10,691
04/2022	$12,086	$10,876	$10,690
05/2022	$11,871	$10,861	$10,697
06/2022	$11,123	$10,696	$10,696
07/2022	$11,510	$10,968	$10,705
08/2022	$11,346	$10,682	$10,726
09/2022	$10,570	$10,339	$10,739
10/2022	$10,735	$10,304	$10,765
11/2022	$11,176	$10,566	$10,790
12/2022	$11,257	$10,442	$10,826
01/2023	$11,733	$10,682	$10,868
02/2023	$11,698	$10,512	$10,902
03/2023	$11,382	$10,745	$10,947
04/2023	$11,498	$10,800	$10,984
05/2023	$11,537	$10,758	$11,030
06/2023	$11,594	$10,751	$11,079
07/2023	$11,767	$10,755	$11,126
08/2023	$11,778	$10,741	$11,176
09/2023	$11,670	$10,556	$11,224
10/2023	$11,588	$10,481	$11,277
11/2023	$12,098	$10,841	$11,328
12/2023	$12,550	$11,188	$11,381
01/2024	$12,688	$11,166	$11,434
02/2024	$12,673	$11,089	$11,481
03/2024	$12,879	$11,189	$11,534
04/2024	$12,763	$11,009	$11,584
05/2024	$12,950	$11,107	$11,636
06/2024	$13,075	$11,203	$11,688
07/2024	$13,285	$11,419	$11,742
08/2024	$13,428	$11,544	$11,799
09/2024	$13,580	$11,678	$11,859
10/2024	$13,502	$11,520	$11,907
11/2024	$13,651	$11,657	$11,953
12/2024	$13,632	$11,568	$12,004
01/2025	$13,744	$11,613	$12,048
02/2025	$13,910	$11,752	$12,087
03/2025	$13,762	$11,703	$12,133
04/2025	$13,795	$11,819	$12,176
05/2025	$13,898	$11,780	$12,218
06/2025	$14,085	$11,892	$12,263

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (4/3/17)
Investor ClassFootnote Reference1	7.72%	3.80%	4.24%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

AssetsNet	$ 481,131,572
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,993,331
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000233648
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	A
Trading Symbol	SHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.25%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -12.27% (with sales charges) and -6.90% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$9,425	$10,000	$10,000
09/2017	$9,774	$10,101	$10,343
10/2017	$9,811	$10,336	$10,399
11/2017	$9,943	$10,653	$10,740
12/2017	$10,198	$10,772	$10,782
01/2018	$10,434	$11,388	$10,918
02/2018	$9,906	$10,969	$10,382
03/2018	$9,623	$10,690	$10,497
04/2018	$10,160	$10,731	$10,611
05/2018	$10,302	$10,989	$11,047
06/2018	$10,707	$11,057	$11,105
07/2018	$10,895	$11,468	$11,326
08/2018	$10,839	$11,842	$11,584
09/2018	$10,980	$11,910	$11,402
10/2018	$9,519	$11,096	$10,427
11/2018	$9,604	$11,322	$10,624
12/2018	$8,487	$10,211	$9,450
01/2019	$9,673	$11,125	$10,506
02/2019	$9,993	$11,482	$10,834
03/2019	$9,745	$11,705	$10,689
04/2019	$10,178	$12,179	$11,064
05/2019	$9,116	$11,405	$10,230
06/2019	$9,951	$12,209	$10,892
07/2019	$9,972	$12,384	$10,963
08/2019	$9,199	$12,188	$10,429
09/2019	$9,869	$12,416	$10,906
10/2019	$9,848	$12,685	$11,063
11/2019	$10,013	$13,146	$11,335
12/2019	$10,691	$13,542	$11,677
01/2020	$10,084	$13,537	$11,251
02/2020	$9,178	$12,423	$10,166
03/2020	$6,660	$10,888	$7,632
04/2020	$7,753	$12,284	$8,641
05/2020	$8,383	$12,869	$9,036
06/2020	$8,316	$13,125	$9,204
07/2020	$8,747	$13,865	$9,481
08/2020	$9,255	$14,862	$9,911
09/2020	$8,891	$14,297	$9,530
10/2020	$9,034	$13,917	$9,745
11/2020	$10,801	$15,440	$11,450
12/2020	$12,001	$16,034	$12,246
01/2021	$12,907	$15,872	$12,517
02/2021	$13,656	$16,310	$13,631
03/2021	$14,160	$17,024	$14,307
04/2021	$14,652	$17,933	$14,921
05/2021	$15,256	$18,058	$15,224
06/2021	$15,077	$18,479	$15,023
07/2021	$14,551	$18,918	$14,803
08/2021	$14,674	$19,494	$15,115
09/2021	$14,507	$18,587	$14,712
10/2021	$14,887	$19,889	$15,411
11/2021	$14,574	$19,751	$14,875
12/2021	$15,313	$20,637	$15,649
01/2022	$14,616	$19,569	$14,853
02/2022	$15,123	$18,983	$15,095
03/2022	$14,984	$19,688	$15,414
04/2022	$14,071	$17,971	$14,369
05/2022	$13,969	$18,004	$14,644
06/2022	$12,841	$16,518	$13,041
07/2022	$13,893	$18,041	$14,304
08/2022	$13,538	$17,305	$13,855
09/2022	$12,258	$15,711	$12,454
10/2022	$13,602	$16,983	$13,769
11/2022	$14,540	$17,932	$14,460
12/2022	$13,812	$16,899	$13,601
01/2023	$15,469	$17,961	$14,960
02/2023	$14,899	$17,523	$14,536
03/2023	$14,692	$18,166	$13,791
04/2023	$14,524	$18,450	$13,607
05/2023	$13,890	$18,530	$13,219
06/2023	$14,990	$19,754	$14,394
07/2023	$15,469	$20,389	$15,237
08/2023	$14,356	$20,064	$14,651
09/2023	$13,475	$19,108	$13,867
10/2023	$12,336	$18,706	$13,089
11/2023	$13,462	$20,414	$14,276
12/2023	$15,070	$21,342	$15,775
01/2024	$14,734	$21,700	$15,332
02/2024	$14,944	$22,859	$15,947
03/2024	$15,532	$23,594	$16,732
04/2024	$14,413	$22,631	$15,680
05/2024	$14,986	$23,753	$16,341
06/2024	$14,651	$24,605	$16,012
07/2024	$15,700	$24,905	$17,308
08/2024	$15,224	$25,509	$17,308
09/2024	$15,294	$26,053	$17,553
10/2024	$15,028	$25,817	$17,332
11/2024	$15,966	$27,333	$18,861
12/2024	$14,825	$26,681	$17,507
01/2025	$14,810	$27,424	$18,103
02/2025	$13,742	$27,066	$17,434
03/2025	$12,703	$25,541	$16,486
04/2025	$11,868	$25,368	$16,009
05/2025	$12,717	$26,965	$16,923
06/2025	$13,639	$28,336	$17,688

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales ChargeFootnote Reference1	(6.90)%	10.40%	4.85%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(12.27)%	9.10%	4.06%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,918,644
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 89,460
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000233647
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	C
Trading Symbol	SHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	2.01%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -8.64% (with sales charges) and -7.64% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,101	$10,343
10/2017	$10,410	$10,336	$10,399
11/2017	$10,550	$10,653	$10,740
12/2017	$10,820	$10,772	$10,782
01/2018	$11,070	$11,388	$10,918
02/2018	$10,510	$10,969	$10,382
03/2018	$10,210	$10,690	$10,497
04/2018	$10,780	$10,731	$10,611
05/2018	$10,930	$10,989	$11,047
06/2018	$11,360	$11,057	$11,105
07/2018	$11,560	$11,468	$11,326
08/2018	$11,500	$11,842	$11,584
09/2018	$11,650	$11,910	$11,402
10/2018	$10,100	$11,096	$10,427
11/2018	$10,190	$11,322	$10,624
12/2018	$9,005	$10,211	$9,450
01/2019	$10,263	$11,125	$10,506
02/2019	$10,602	$11,482	$10,834
03/2019	$10,340	$11,705	$10,689
04/2019	$10,799	$12,179	$11,064
05/2019	$9,672	$11,405	$10,230
06/2019	$10,558	$12,209	$10,892
07/2019	$10,580	$12,384	$10,963
08/2019	$9,760	$12,188	$10,429
09/2019	$10,471	$12,416	$10,906
10/2019	$10,449	$12,685	$11,063
11/2019	$10,624	$13,146	$11,335
12/2019	$11,343	$13,542	$11,677
01/2020	$10,699	$13,537	$11,251
02/2020	$9,738	$12,423	$10,166
03/2020	$7,066	$10,888	$7,632
04/2020	$8,226	$12,284	$8,641
05/2020	$8,894	$12,869	$9,036
06/2020	$8,824	$13,125	$9,204
07/2020	$9,281	$13,865	$9,481
08/2020	$9,820	$14,862	$9,911
09/2020	$9,433	$14,297	$9,530
10/2020	$9,585	$13,917	$9,745
11/2020	$11,460	$15,440	$11,450
12/2020	$12,733	$16,034	$12,246
01/2021	$13,694	$15,872	$12,517
02/2021	$14,490	$16,310	$13,631
03/2021	$15,024	$17,024	$14,307
04/2021	$15,546	$17,933	$14,921
05/2021	$16,187	$18,058	$15,224
06/2021	$15,997	$18,479	$15,023
07/2021	$15,439	$18,918	$14,803
08/2021	$15,569	$19,494	$15,115
09/2021	$15,391	$18,587	$14,712
10/2021	$15,795	$19,889	$15,411
11/2021	$15,463	$19,751	$14,875
12/2021	$16,232	$20,637	$15,649
01/2022	$15,479	$19,569	$14,853
02/2022	$16,004	$18,983	$15,095
03/2022	$15,842	$19,688	$15,414
04/2022	$14,861	$17,971	$14,369
05/2022	$14,753	$18,004	$14,644
06/2022	$13,556	$16,518	$13,041
07/2022	$14,659	$18,041	$14,304
08/2022	$14,269	$17,305	$13,855
09/2022	$12,924	$15,711	$12,454
10/2022	$14,323	$16,983	$13,769
11/2022	$15,304	$17,932	$14,460
12/2022	$14,525	$16,899	$13,601
01/2023	$16,254	$17,961	$14,960
02/2023	$15,650	$17,523	$14,536
03/2023	$15,431	$18,166	$13,791
04/2023	$15,239	$18,450	$13,607
05/2023	$14,567	$18,530	$13,219
06/2023	$15,705	$19,754	$14,394
07/2023	$16,199	$20,389	$15,237
08/2023	$15,019	$20,064	$14,651
09/2023	$14,100	$19,108	$13,867
10/2023	$12,893	$18,706	$13,089
11/2023	$14,059	$20,414	$14,276
12/2023	$15,735	$21,342	$15,775
01/2024	$15,379	$21,700	$15,332
02/2024	$15,572	$22,859	$15,947
03/2024	$16,180	$23,594	$16,732
04/2024	$15,008	$22,631	$15,680
05/2024	$15,587	$23,753	$16,341
06/2024	$15,231	$24,605	$16,012
07/2024	$16,313	$24,905	$17,308
08/2024	$15,809	$25,509	$17,308
09/2024	$15,868	$26,053	$17,553
10/2024	$15,572	$25,817	$17,332
11/2024	$16,551	$27,333	$18,861
12/2024	$15,341	$26,681	$17,507
01/2025	$15,325	$27,424	$18,103
02/2025	$14,207	$27,066	$17,434
03/2025	$13,120	$25,541	$16,486
04/2025	$12,251	$25,368	$16,009
05/2025	$13,120	$26,965	$16,923
06/2025	$14,067	$28,336	$17,688

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales ChargeFootnote Reference1	(7.64)%	9.78%	4.47%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(8.64)%	9.78%	4.47%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,918,644
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 89,460
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000192441
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	R5
Trading Symbol	SHDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$86	0.89%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned -6.59% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$250,000	$250,000	$250,000
09/2017	$259,250	$252,514	$258,569
10/2017	$260,250	$258,406	$259,979
11/2017	$264,000	$266,331	$268,492
12/2017	$271,000	$269,293	$269,561
01/2018	$277,000	$284,711	$272,958
02/2018	$263,000	$274,217	$259,560
03/2018	$255,750	$267,248	$262,413
04/2018	$270,000	$268,274	$265,264
05/2018	$274,000	$274,734	$276,172
06/2018	$284,750	$276,425	$277,637
07/2018	$290,000	$286,712	$283,150
08/2018	$288,500	$296,055	$289,590
09/2018	$292,500	$297,740	$285,058
10/2018	$253,750	$277,389	$260,687
11/2018	$256,000	$283,042	$265,609
12/2018	$226,114	$255,285	$236,249
01/2019	$257,830	$278,120	$262,650
02/2019	$266,579	$287,050	$270,852
03/2019	$260,017	$292,628	$267,237
04/2019	$271,774	$304,476	$276,610
05/2019	$243,339	$285,127	$255,750
06/2019	$265,759	$305,222	$272,295
07/2019	$266,579	$309,608	$274,066
08/2019	$245,800	$304,704	$260,721
09/2019	$263,845	$310,405	$272,650
10/2019	$263,572	$317,129	$276,578
11/2019	$267,946	$328,640	$283,364
12/2019	$285,916	$338,559	$291,921
01/2020	$269,820	$338,426	$281,287
02/2020	$245,823	$310,567	$254,161
03/2020	$178,514	$272,208	$190,796
04/2020	$207,779	$307,104	$216,024
05/2020	$224,460	$321,730	$225,889
06/2020	$222,997	$328,129	$230,093
07/2020	$234,410	$346,630	$237,014
08/2020	$248,457	$371,546	$247,780
09/2020	$238,507	$357,429	$238,243
10/2020	$242,604	$347,923	$243,623
11/2020	$290,013	$386,008	$286,251
12/2020	$322,092	$400,850	$306,159
01/2021	$346,983	$396,803	$312,921
02/2021	$367,132	$407,745	$340,769
03/2021	$380,763	$425,602	$357,683
04/2021	$394,097	$448,316	$373,035
05/2021	$410,394	$451,447	$380,611
06/2021	$405,653	$461,986	$375,582
07/2021	$391,430	$472,961	$370,084
08/2021	$394,986	$487,341	$377,887
09/2021	$390,541	$464,675	$367,812
10/2021	$400,912	$497,231	$385,278
11/2021	$392,615	$493,786	$371,867
12/2021	$412,814	$515,915	$391,213
01/2022	$394,050	$489,218	$371,329
02/2022	$407,788	$474,570	$377,384
03/2022	$404,102	$492,191	$385,341
04/2022	$379,641	$449,271	$359,223
05/2022	$376,961	$450,095	$366,100
06/2022	$346,804	$412,943	$326,030
07/2022	$375,285	$451,018	$357,591
08/2022	$365,568	$432,624	$346,375
09/2022	$331,390	$392,780	$311,347
10/2022	$367,579	$424,580	$344,220
11/2022	$393,379	$448,308	$361,511
12/2022	$373,871	$422,479	$340,024
01/2023	$418,681	$449,025	$373,998
02/2023	$403,288	$438,069	$363,410
03/2023	$397,815	$454,152	$344,767
04/2023	$393,369	$461,241	$340,173
05/2023	$376,266	$463,246	$330,465
06/2023	$406,367	$493,855	$359,841
07/2023	$419,365	$509,720	$380,935
08/2023	$389,264	$501,604	$366,269
09/2023	$365,662	$477,689	$346,667
10/2023	$334,534	$467,645	$327,216
11/2023	$365,320	$510,353	$356,911
12/2023	$409,200	$533,538	$394,364
01/2024	$400,344	$542,504	$383,298
02/2024	$405,879	$571,471	$398,663
03/2024	$422,114	$589,858	$418,303
04/2024	$391,857	$565,766	$392,002
05/2024	$407,724	$593,819	$408,524
06/2024	$398,499	$615,126	$400,294
07/2024	$427,280	$622,614	$432,710
08/2024	$414,365	$637,717	$432,693
09/2024	$416,210	$651,336	$438,831
10/2024	$409,200	$645,430	$433,300
11/2024	$435,028	$683,317	$471,528
12/2024	$403,820	$667,028	$437,679
01/2025	$403,435	$685,603	$452,576
02/2025	$374,535	$676,657	$435,842
03/2025	$346,407	$638,531	$412,154
04/2025	$323,672	$634,202	$400,226
05/2025	$346,792	$674,121	$423,071
06/2025	$372,223	$708,402	$442,198

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class R5Footnote Reference1	(6.59)%	10.79%	5.24%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,918,644
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 89,460
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000192443
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Y
Trading Symbol	SHDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.96%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned -6.74% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$100,000	$100,000	$100,000
09/2017	$103,700	$101,006	$103,428
10/2017	$104,100	$103,362	$103,992
11/2017	$105,600	$106,533	$107,397
12/2017	$108,300	$107,717	$107,824
01/2018	$110,800	$113,884	$109,183
02/2018	$105,200	$109,687	$103,824
03/2018	$102,300	$106,899	$104,965
04/2018	$108,000	$107,310	$106,106
05/2018	$109,600	$109,894	$110,469
06/2018	$113,900	$110,570	$111,055
07/2018	$115,900	$114,685	$113,260
08/2018	$115,300	$118,422	$115,836
09/2018	$116,900	$119,096	$114,023
10/2018	$101,400	$110,956	$104,275
11/2018	$102,300	$113,217	$106,244
12/2018	$90,346	$102,114	$94,500
01/2019	$103,034	$111,248	$105,060
02/2019	$106,534	$114,820	$108,341
03/2019	$103,909	$117,051	$106,895
04/2019	$108,612	$121,790	$110,644
05/2019	$97,237	$114,051	$102,300
06/2019	$106,206	$122,089	$108,918
07/2019	$106,424	$123,843	$109,626
08/2019	$98,221	$121,882	$104,288
09/2019	$105,440	$124,162	$109,060
10/2019	$105,221	$126,851	$110,631
11/2019	$106,971	$131,456	$113,346
12/2019	$114,160	$135,424	$116,768
01/2020	$107,720	$135,371	$112,515
02/2020	$98,119	$124,227	$101,664
03/2020	$71,189	$108,883	$76,318
04/2020	$82,781	$122,841	$86,410
05/2020	$89,572	$128,692	$90,356
06/2020	$88,986	$131,251	$92,037
07/2020	$93,553	$138,652	$94,806
08/2020	$99,056	$148,619	$99,112
09/2020	$95,075	$142,972	$95,297
10/2020	$96,714	$139,169	$97,449
11/2020	$115,565	$154,403	$114,500
12/2020	$128,400	$160,340	$122,464
01/2021	$138,241	$158,721	$125,168
02/2021	$146,303	$163,098	$136,308
03/2021	$151,638	$170,241	$143,073
04/2021	$156,973	$179,326	$149,214
05/2021	$163,494	$180,579	$152,245
06/2021	$161,597	$184,794	$150,233
07/2021	$155,906	$189,184	$148,033
08/2021	$157,329	$194,937	$151,155
09/2021	$155,550	$185,870	$147,125
10/2021	$159,700	$198,892	$154,111
11/2021	$156,380	$197,514	$148,747
12/2021	$164,347	$206,366	$156,485
01/2022	$156,834	$195,687	$148,532
02/2022	$162,334	$189,828	$150,954
03/2022	$160,858	$196,876	$154,136
04/2022	$151,065	$179,708	$143,689
05/2022	$149,991	$180,038	$146,440
06/2022	$138,051	$165,177	$130,412
07/2022	$149,321	$180,407	$143,037
08/2022	$145,564	$173,050	$138,550
09/2022	$131,880	$157,112	$124,539
10/2022	$146,235	$169,832	$137,688
11/2022	$156,431	$179,323	$144,604
12/2022	$148,755	$168,991	$136,009
01/2023	$166,561	$179,610	$149,599
02/2023	$160,398	$175,228	$145,364
03/2023	$158,206	$181,661	$137,907
04/2023	$156,562	$184,496	$136,069
05/2023	$149,714	$185,298	$132,186
06/2023	$161,630	$197,542	$143,936
07/2023	$166,835	$203,888	$152,374
08/2023	$154,782	$200,642	$146,508
09/2023	$145,467	$191,076	$138,667
10/2023	$133,003	$187,058	$130,886
11/2023	$145,193	$204,141	$142,764
12/2023	$162,765	$213,415	$157,745
01/2024	$159,069	$217,002	$153,319
02/2024	$161,287	$228,589	$159,465
03/2024	$167,792	$235,943	$167,321
04/2024	$155,817	$226,306	$156,801
05/2024	$162,026	$237,528	$163,409
06/2024	$158,478	$246,051	$160,117
07/2024	$169,861	$249,046	$173,084
08/2024	$164,687	$255,087	$173,077
09/2024	$165,426	$260,535	$175,532
10/2024	$162,617	$258,172	$173,320
11/2024	$172,818	$273,327	$188,611
12/2024	$160,463	$266,811	$175,071
01/2025	$160,308	$274,241	$181,030
02/2025	$148,725	$270,663	$174,337
03/2025	$137,606	$255,413	$164,862
04/2025	$128,494	$253,681	$160,090
05/2025	$137,760	$269,648	$169,228
06/2025	$147,799	$283,361	$176,879

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class YFootnote Reference1	(6.74)%	10.68%	5.14%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,918,644
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 89,460
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000192442
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Investor
Trading Symbol	SHDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.17%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned -6.89% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,101	$10,343
10/2017	$10,410	$10,336	$10,399
11/2017	$10,550	$10,653	$10,740
12/2017	$10,820	$10,772	$10,782
01/2018	$11,070	$11,388	$10,918
02/2018	$10,510	$10,969	$10,382
03/2018	$10,210	$10,690	$10,497
04/2018	$10,780	$10,731	$10,611
05/2018	$10,930	$10,989	$11,047
06/2018	$11,360	$11,057	$11,105
07/2018	$11,560	$11,468	$11,326
08/2018	$11,500	$11,842	$11,584
09/2018	$11,650	$11,910	$11,402
10/2018	$10,100	$11,096	$10,427
11/2018	$10,190	$11,322	$10,624
12/2018	$9,005	$10,211	$9,450
01/2019	$10,263	$11,125	$10,506
02/2019	$10,602	$11,482	$10,834
03/2019	$10,340	$11,705	$10,689
04/2019	$10,799	$12,179	$11,064
05/2019	$9,672	$11,405	$10,230
06/2019	$10,558	$12,209	$10,892
07/2019	$10,580	$12,384	$10,963
08/2019	$9,760	$12,188	$10,429
09/2019	$10,471	$12,416	$10,906
10/2019	$10,449	$12,685	$11,063
11/2019	$10,624	$13,146	$11,335
12/2019	$11,343	$13,542	$11,677
01/2020	$10,699	$13,537	$11,251
02/2020	$9,738	$12,423	$10,166
03/2020	$7,066	$10,888	$7,632
04/2020	$8,226	$12,284	$8,641
05/2020	$8,894	$12,869	$9,036
06/2020	$8,824	$13,125	$9,204
07/2020	$9,281	$13,865	$9,481
08/2020	$9,820	$14,862	$9,911
09/2020	$9,433	$14,297	$9,530
10/2020	$9,585	$13,917	$9,745
11/2020	$11,460	$15,440	$11,450
12/2020	$12,733	$16,034	$12,246
01/2021	$13,694	$15,872	$12,517
02/2021	$14,490	$16,310	$13,631
03/2021	$15,024	$17,024	$14,307
04/2021	$15,546	$17,933	$14,921
05/2021	$16,187	$18,058	$15,224
06/2021	$15,997	$18,479	$15,023
07/2021	$15,439	$18,918	$14,803
08/2021	$15,569	$19,494	$15,115
09/2021	$15,391	$18,587	$14,712
10/2021	$15,807	$19,889	$15,411
11/2021	$15,474	$19,751	$14,875
12/2021	$16,259	$20,637	$15,649
01/2022	$15,519	$19,569	$14,853
02/2022	$16,057	$18,983	$15,095
03/2022	$15,909	$19,688	$15,414
04/2022	$14,941	$17,971	$14,369
05/2022	$14,834	$18,004	$14,644
06/2022	$13,650	$16,518	$13,041
07/2022	$14,753	$18,041	$14,304
08/2022	$14,376	$17,305	$13,855
09/2022	$13,031	$15,711	$12,454
10/2022	$14,444	$16,983	$13,769
11/2022	$15,452	$17,932	$14,460
12/2022	$14,682	$16,899	$13,601
01/2023	$16,440	$17,961	$14,960
02/2023	$15,836	$17,523	$14,536
03/2023	$15,616	$18,166	$13,791
04/2023	$15,438	$18,450	$13,607
05/2023	$14,765	$18,530	$13,219
06/2023	$15,932	$19,754	$14,394
07/2023	$16,454	$20,389	$15,237
08/2023	$15,259	$20,064	$14,651
09/2023	$14,339	$19,108	$13,867
10/2023	$13,117	$18,706	$13,089
11/2023	$14,312	$20,414	$14,276
12/2023	$16,033	$21,342	$15,775
01/2024	$15,676	$21,700	$15,332
02/2024	$15,884	$22,859	$15,947
03/2024	$16,522	$23,594	$16,732
04/2024	$15,335	$22,631	$15,680
05/2024	$15,943	$23,753	$16,341
06/2024	$15,587	$24,605	$16,012
07/2024	$16,715	$24,905	$17,308
08/2024	$16,196	$25,509	$17,308
09/2024	$16,270	$26,053	$17,553
10/2024	$15,988	$25,817	$17,332
11/2024	$16,997	$27,333	$18,861
12/2024	$15,771	$26,681	$17,507
01/2025	$15,756	$27,424	$18,103
02/2025	$14,622	$27,066	$17,434
03/2025	$13,520	$25,541	$16,486
04/2025	$12,636	$25,368	$16,009
05/2025	$13,536	$26,965	$16,923
06/2025	$14,514	$28,336	$17,688

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Investor ClassFootnote Reference1	(6.89)%	10.47%	4.89%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,918,644
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 89,460
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000233646
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	R6
Trading Symbol	SHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.89%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned -6.59% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,101	$10,343
10/2017	$10,410	$10,336	$10,399
11/2017	$10,560	$10,653	$10,740
12/2017	$10,840	$10,772	$10,782
01/2018	$11,080	$11,388	$10,918
02/2018	$10,520	$10,969	$10,382
03/2018	$10,230	$10,690	$10,497
04/2018	$10,800	$10,731	$10,611
05/2018	$10,960	$10,989	$11,047
06/2018	$11,390	$11,057	$11,105
07/2018	$11,600	$11,468	$11,326
08/2018	$11,540	$11,842	$11,584
09/2018	$11,700	$11,910	$11,402
10/2018	$10,150	$11,096	$10,427
11/2018	$10,240	$11,322	$10,624
12/2018	$9,045	$10,211	$9,450
01/2019	$10,313	$11,125	$10,506
02/2019	$10,663	$11,482	$10,834
03/2019	$10,401	$11,705	$10,689
04/2019	$10,871	$12,179	$11,064
05/2019	$9,734	$11,405	$10,230
06/2019	$10,630	$12,209	$10,892
07/2019	$10,663	$12,384	$10,963
08/2019	$9,832	$12,188	$10,429
09/2019	$10,554	$12,416	$10,906
10/2019	$10,543	$12,685	$11,063
11/2019	$10,718	$13,146	$11,335
12/2019	$11,437	$13,542	$11,677
01/2020	$10,793	$13,537	$11,251
02/2020	$9,833	$12,423	$10,166
03/2020	$7,141	$10,888	$7,632
04/2020	$8,311	$12,284	$8,641
05/2020	$8,978	$12,869	$9,036
06/2020	$8,920	$13,125	$9,204
07/2020	$9,376	$13,865	$9,481
08/2020	$9,938	$14,862	$9,911
09/2020	$9,540	$14,297	$9,530
10/2020	$9,704	$13,917	$9,745
11/2020	$11,601	$15,440	$11,450
12/2020	$12,884	$16,034	$12,246
01/2021	$13,879	$15,872	$12,517
02/2021	$14,685	$16,310	$13,631
03/2021	$15,231	$17,024	$14,307
04/2021	$15,764	$17,933	$14,921
05/2021	$16,416	$18,058	$15,224
06/2021	$16,226	$18,479	$15,023
07/2021	$15,657	$18,918	$14,803
08/2021	$15,799	$19,494	$15,115
09/2021	$15,622	$18,587	$14,712
10/2021	$16,036	$19,889	$15,411
11/2021	$15,705	$19,751	$14,875
12/2021	$16,513	$20,637	$15,649
01/2022	$15,762	$19,569	$14,853
02/2022	$16,312	$18,983	$15,095
03/2022	$16,164	$19,688	$15,414
04/2022	$15,172	$17,971	$14,369
05/2022	$15,078	$18,004	$14,644
06/2022	$13,872	$16,518	$13,041
07/2022	$14,998	$18,041	$14,304
08/2022	$14,623	$17,305	$13,855
09/2022	$13,256	$15,711	$12,454
10/2022	$14,703	$16,983	$13,769
11/2022	$15,722	$17,932	$14,460
12/2022	$14,941	$16,899	$13,601
01/2023	$16,734	$17,961	$14,960
02/2023	$16,118	$17,523	$14,536
03/2023	$15,913	$18,166	$13,791
04/2023	$15,735	$18,450	$13,607
05/2023	$15,051	$18,530	$13,219
06/2023	$16,241	$19,754	$14,394
07/2023	$16,775	$20,389	$15,237
08/2023	$15,557	$20,064	$14,651
09/2023	$14,626	$19,108	$13,867
10/2023	$13,381	$18,706	$13,089
11/2023	$14,599	$20,414	$14,276
12/2023	$16,368	$21,342	$15,775
01/2024	$15,999	$21,700	$15,332
02/2024	$16,235	$22,859	$15,947
03/2024	$16,870	$23,594	$16,732
04/2024	$15,674	$22,631	$15,680
05/2024	$16,294	$23,753	$16,341
06/2024	$15,940	$24,605	$16,012
07/2024	$17,091	$24,905	$17,308
08/2024	$16,575	$25,509	$17,308
09/2024	$16,648	$26,053	$17,553
10/2024	$16,368	$25,817	$17,332
11/2024	$17,401	$27,333	$18,861
12/2024	$16,153	$26,681	$17,507
01/2025	$16,137	$27,424	$18,103
02/2025	$14,981	$27,066	$17,434
03/2025	$13,841	$25,541	$16,486
04/2025	$12,947	$25,368	$16,009
05/2025	$13,872	$26,965	$16,923
06/2025	$14,889	$28,336	$17,688

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
R6 ClassFootnote Reference1	(6.59)%	10.79%	5.24%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,918,644
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 89,460
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000233650
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	A
Trading Symbol	SHXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -1.18% (with sales charges) and 4.87% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$9,425	$10,000	$10,000
09/2017	$9,689	$10,101	$10,201
10/2017	$9,736	$10,336	$10,270
11/2017	$9,877	$10,653	$10,583
12/2017	$10,129	$10,772	$10,718
01/2018	$10,487	$11,388	$11,112
02/2018	$10,025	$10,969	$10,580
03/2018	$9,723	$10,690	$10,416
04/2018	$10,100	$10,731	$10,461
05/2018	$10,346	$10,989	$10,565
06/2018	$10,629	$11,057	$10,594
07/2018	$11,120	$11,468	$10,996
08/2018	$11,148	$11,842	$11,166
09/2018	$11,280	$11,910	$11,165
10/2018	$10,412	$11,096	$10,556
11/2018	$10,544	$11,322	$10,861
12/2018	$9,147	$10,211	$9,799
01/2019	$10,266	$11,125	$10,583
02/2019	$10,616	$11,482	$10,926
03/2019	$10,499	$11,705	$10,969
04/2019	$10,927	$12,179	$11,359
05/2019	$9,925	$11,405	$10,616
06/2019	$10,898	$12,209	$11,372
07/2019	$11,083	$12,384	$11,461
08/2019	$10,314	$12,188	$11,104
09/2019	$10,655	$12,416	$11,511
10/2019	$10,781	$12,685	$11,680
11/2019	$11,219	$13,146	$12,035
12/2019	$11,850	$13,542	$12,372
01/2020	$11,195	$13,537	$12,079
02/2020	$10,008	$12,423	$10,909
03/2020	$7,736	$10,888	$8,992
04/2020	$8,923	$12,284	$10,009
05/2020	$9,496	$12,869	$10,348
06/2020	$9,568	$13,125	$10,300
07/2020	$10,264	$13,865	$10,697
08/2020	$11,308	$14,862	$11,146
09/2020	$11,011	$14,297	$10,859
10/2020	$11,113	$13,917	$10,746
11/2020	$13,088	$15,440	$12,228
12/2020	$14,075	$16,034	$12,728
01/2021	$14,514	$15,872	$12,662
02/2021	$15,371	$16,310	$13,456
03/2021	$16,416	$17,024	$14,241
04/2021	$16,823	$17,933	$14,791
05/2021	$17,492	$18,058	$15,144
06/2021	$17,304	$18,479	$14,976
07/2021	$16,698	$18,918	$15,052
08/2021	$16,687	$19,494	$15,357
09/2021	$16,186	$18,587	$14,837
10/2021	$16,740	$19,889	$15,578
11/2021	$16,583	$19,751	$15,031
12/2021	$17,457	$20,637	$15,957
01/2022	$17,009	$19,569	$15,549
02/2022	$17,065	$18,983	$15,396
03/2022	$16,853	$19,688	$15,822
04/2022	$15,857	$17,971	$14,908
05/2022	$16,114	$18,004	$15,197
06/2022	$14,223	$16,518	$13,859
07/2022	$15,342	$18,041	$14,803
08/2022	$14,738	$17,305	$14,361
09/2022	$12,880	$15,711	$13,089
10/2022	$14,335	$16,983	$14,449
11/2022	$15,297	$17,932	$15,324
12/2022	$14,156	$16,899	$14,683
01/2023	$16,043	$17,961	$15,481
02/2023	$15,373	$17,523	$14,947
03/2023	$15,142	$18,166	$14,817
04/2023	$15,057	$18,450	$15,007
05/2023	$14,290	$18,530	$14,444
06/2023	$15,032	$19,754	$15,414
07/2023	$15,519	$20,389	$15,992
08/2023	$14,898	$20,064	$15,540
09/2023	$14,168	$19,108	$14,928
10/2023	$13,097	$18,706	$14,380
11/2023	$14,448	$20,414	$15,477
12/2023	$15,928	$21,342	$16,395
01/2024	$15,940	$21,700	$16,366
02/2024	$16,454	$22,859	$16,966
03/2024	$17,680	$23,594	$17,808
04/2024	$16,736	$22,631	$17,026
05/2024	$17,324	$23,753	$17,580
06/2024	$16,994	$24,605	$17,407
07/2024	$17,790	$24,905	$18,358
08/2024	$17,643	$25,509	$18,807
09/2024	$17,643	$26,053	$19,055
10/2024	$17,239	$25,817	$18,841
11/2024	$18,047	$27,333	$20,075
12/2024	$16,836	$26,681	$18,687
01/2025	$17,439	$27,424	$19,527
02/2025	$17,365	$27,066	$19,566
03/2025	$16,392	$25,541	$18,994
04/2025	$15,332	$25,368	$18,406
05/2025	$16,712	$26,965	$19,058
06/2025	$17,821	$28,336	$19,723

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales ChargeFootnote Reference1	4.87%	13.25%	8.51%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(1.18)%	11.91%	7.69%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,142,124
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 657,011
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000233649
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	C
Trading Symbol	SHXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.82%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 2.99% (with sales charges) and 3.99% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,101	$10,201
10/2017	$10,330	$10,336	$10,270
11/2017	$10,480	$10,653	$10,583
12/2017	$10,747	$10,772	$10,718
01/2018	$11,127	$11,388	$11,112
02/2018	$10,636	$10,969	$10,580
03/2018	$10,316	$10,690	$10,416
04/2018	$10,717	$10,731	$10,461
05/2018	$10,977	$10,989	$10,565
06/2018	$11,277	$11,057	$10,594
07/2018	$11,798	$11,468	$10,996
08/2018	$11,828	$11,842	$11,166
09/2018	$11,969	$11,910	$11,165
10/2018	$11,047	$11,096	$10,556
11/2018	$11,187	$11,322	$10,861
12/2018	$9,704	$10,211	$9,799
01/2019	$10,892	$11,125	$10,583
02/2019	$11,263	$11,482	$10,926
03/2019	$11,139	$11,705	$10,969
04/2019	$11,594	$12,179	$11,359
05/2019	$10,530	$11,405	$10,616
06/2019	$11,563	$12,209	$11,372
07/2019	$11,759	$12,384	$11,461
08/2019	$10,943	$12,188	$11,104
09/2019	$11,305	$12,416	$11,511
10/2019	$11,439	$12,685	$11,680
11/2019	$11,903	$13,146	$12,035
12/2019	$12,573	$13,542	$12,372
01/2020	$11,878	$13,537	$12,079
02/2020	$10,618	$12,423	$10,909
03/2020	$8,208	$10,888	$8,992
04/2020	$9,468	$12,284	$10,009
05/2020	$10,076	$12,869	$10,348
06/2020	$10,152	$13,125	$10,300
07/2020	$10,890	$13,865	$10,697
08/2020	$11,997	$14,862	$11,146
09/2020	$11,682	$14,297	$10,859
10/2020	$11,791	$13,917	$10,746
11/2020	$13,886	$15,440	$12,228
12/2020	$14,934	$16,034	$12,728
01/2021	$15,399	$15,872	$12,662
02/2021	$16,308	$16,310	$13,456
03/2021	$17,417	$17,024	$14,241
04/2021	$17,849	$17,933	$14,791
05/2021	$18,559	$18,058	$15,144
06/2021	$18,359	$18,479	$14,976
07/2021	$17,716	$18,918	$15,052
08/2021	$17,705	$19,494	$15,357
09/2021	$17,173	$18,587	$14,837
10/2021	$17,761	$19,889	$15,578
11/2021	$17,583	$19,751	$15,031
12/2021	$18,496	$20,637	$15,957
01/2022	$18,022	$19,569	$15,549
02/2022	$18,070	$18,983	$15,396
03/2022	$17,821	$19,688	$15,822
04/2022	$16,754	$17,971	$14,908
05/2022	$17,014	$18,004	$15,197
06/2022	$15,011	$16,518	$13,859
07/2022	$16,184	$18,041	$14,803
08/2022	$15,544	$17,305	$14,361
09/2022	$13,576	$15,711	$13,089
10/2022	$15,094	$16,983	$14,449
11/2022	$16,101	$17,932	$15,324
12/2022	$14,878	$16,899	$14,683
01/2023	$16,864	$17,961	$15,481
02/2023	$16,147	$17,523	$14,947
03/2023	$15,890	$18,166	$14,817
04/2023	$15,801	$18,450	$15,007
05/2023	$14,981	$18,530	$14,444
06/2023	$15,762	$19,754	$15,414
07/2023	$16,249	$20,389	$15,992
08/2023	$15,596	$20,064	$15,540
09/2023	$14,814	$19,108	$14,928
10/2023	$13,686	$18,706	$14,380
11/2023	$15,083	$20,414	$15,477
12/2023	$16,621	$21,342	$16,395
01/2024	$16,621	$21,700	$16,366
02/2024	$17,146	$22,859	$16,966
03/2024	$18,415	$23,594	$17,808
04/2024	$17,428	$22,631	$17,026
05/2024	$18,018	$23,753	$17,580
06/2024	$17,684	$24,605	$17,407
07/2024	$18,492	$24,905	$18,358
08/2024	$18,325	$25,509	$18,807
09/2024	$18,312	$26,053	$19,055
10/2024	$17,877	$25,817	$18,841
11/2024	$18,710	$27,333	$20,075
12/2024	$17,441	$26,681	$18,687
01/2025	$18,056	$27,424	$19,527
02/2025	$17,966	$27,066	$19,566
03/2025	$16,954	$25,541	$18,994
04/2025	$15,852	$25,368	$18,406
05/2025	$17,262	$26,965	$19,058
06/2025	$18,389	$28,336	$19,723

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales ChargeFootnote Reference1	3.99%	12.62%	8.13%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	2.99%	12.62%	8.13%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,142,124
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 657,011
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000192444
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	R5
Trading Symbol	SHXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 5.09% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$250,000	$250,000	$250,000
09/2017	$257,000	$252,514	$255,014
10/2017	$258,250	$258,406	$256,750
11/2017	$262,250	$266,331	$264,578
12/2017	$268,916	$269,293	$267,960
01/2018	$278,430	$284,711	$277,798
02/2018	$266,412	$274,217	$264,488
03/2018	$258,399	$267,248	$260,405
04/2018	$268,665	$268,274	$261,537
05/2018	$275,175	$274,734	$264,121
06/2018	$282,687	$276,425	$264,858
07/2018	$296,208	$286,712	$274,896
08/2018	$296,959	$296,055	$279,146
09/2018	$300,715	$297,740	$279,134
10/2018	$277,429	$277,389	$263,900
11/2018	$281,185	$283,042	$271,522
12/2018	$243,862	$255,285	$244,978
01/2019	$273,797	$278,120	$264,577
02/2019	$283,087	$287,050	$273,159
03/2019	$279,990	$292,628	$274,215
04/2019	$291,861	$304,476	$283,986
05/2019	$265,023	$285,127	$265,388
06/2019	$291,087	$305,222	$284,294
07/2019	$296,248	$309,608	$286,522
08/2019	$275,603	$304,704	$277,591
09/2019	$284,893	$310,405	$287,779
10/2019	$287,990	$317,129	$291,995
11/2019	$300,119	$328,640	$300,877
12/2019	$316,988	$338,559	$309,302
01/2020	$299,589	$338,426	$301,984
02/2020	$268,053	$310,567	$272,732
03/2020	$207,429	$272,208	$224,798
04/2020	$238,964	$307,104	$250,215
05/2020	$254,460	$321,730	$258,707
06/2020	$256,635	$328,129	$257,512
07/2020	$275,394	$346,630	$267,415
08/2020	$303,395	$371,546	$278,660
09/2020	$295,783	$357,429	$271,464
10/2020	$298,502	$347,923	$268,642
11/2020	$351,514	$386,008	$305,704
12/2020	$378,156	$400,850	$318,193
01/2021	$390,095	$396,803	$316,543
02/2021	$413,140	$407,745	$336,394
03/2021	$441,182	$425,602	$356,025
04/2021	$452,566	$448,316	$369,768
05/2021	$470,336	$451,447	$378,598
06/2021	$465,615	$461,986	$374,412
07/2021	$449,234	$472,961	$376,293
08/2021	$448,957	$487,341	$383,924
09/2021	$435,907	$464,675	$370,937
10/2021	$450,623	$497,231	$389,459
11/2021	$446,458	$493,786	$375,763
12/2021	$470,226	$515,915	$398,917
01/2022	$458,336	$489,218	$388,718
02/2022	$460,120	$474,570	$384,894
03/2022	$454,175	$492,191	$395,545
04/2022	$427,424	$449,271	$372,698
05/2022	$434,557	$450,095	$379,937
06/2022	$383,433	$412,943	$346,474
07/2022	$414,048	$451,018	$370,081
08/2022	$397,997	$432,624	$359,014
09/2022	$347,765	$392,780	$327,222
10/2022	$387,000	$424,580	$361,230
11/2022	$413,454	$448,308	$383,101
12/2022	$382,537	$422,479	$367,084
01/2023	$433,542	$449,025	$387,032
02/2023	$415,464	$438,069	$373,668
03/2023	$409,330	$454,152	$370,437
04/2023	$407,394	$461,241	$375,184
05/2023	$386,411	$463,246	$361,095
06/2023	$407,071	$493,855	$385,347
07/2023	$420,306	$509,720	$399,793
08/2023	$403,520	$501,604	$388,496
09/2023	$383,505	$477,689	$373,197
10/2023	$354,775	$467,645	$359,508
11/2023	$391,576	$510,353	$386,927
12/2023	$431,530	$533,538	$409,869
01/2024	$432,181	$542,504	$409,149
02/2024	$446,186	$571,471	$424,145
03/2024	$479,405	$589,858	$445,204
04/2024	$454,328	$565,766	$425,654
05/2024	$470,937	$593,819	$439,504
06/2024	$462,144	$615,126	$435,187
07/2024	$483,639	$622,614	$458,950
08/2024	$479,731	$637,717	$470,169
09/2024	$479,731	$651,336	$476,383
10/2024	$468,658	$645,430	$471,030
11/2024	$491,130	$683,317	$501,864
12/2024	$458,115	$667,028	$467,163
01/2025	$474,523	$685,603	$488,183
02/2025	$472,882	$676,657	$489,162
03/2025	$446,301	$638,531	$474,841
04/2025	$417,423	$634,202	$460,161
05/2025	$455,161	$674,121	$476,460
06/2025	$485,680	$708,402	$493,082

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class R5Footnote Reference1	5.09%	13.61%	8.89%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,142,124
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 657,011
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000192446
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Y
Trading Symbol	SHXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 5.03% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$100,000	$100,000	$100,000
09/2017	$102,800	$101,006	$102,006
10/2017	$103,300	$103,362	$102,700
11/2017	$104,900	$106,533	$105,831
12/2017	$107,566	$107,717	$107,184
01/2018	$111,572	$113,884	$111,119
02/2018	$106,765	$109,687	$105,795
03/2018	$103,460	$106,899	$104,162
04/2018	$107,566	$107,310	$104,615
05/2018	$110,170	$109,894	$105,648
06/2018	$113,175	$110,570	$105,943
07/2018	$118,483	$114,685	$109,959
08/2018	$118,784	$118,422	$111,658
09/2018	$120,286	$119,096	$111,654
10/2018	$111,072	$110,956	$105,560
11/2018	$112,474	$113,217	$108,609
12/2018	$97,545	$102,114	$97,991
01/2019	$109,416	$111,248	$105,831
02/2019	$113,235	$114,820	$109,264
03/2019	$111,996	$117,051	$109,686
04/2019	$116,641	$121,790	$113,594
05/2019	$106,009	$114,051	$106,155
06/2019	$116,435	$122,089	$113,718
07/2019	$118,396	$123,843	$114,609
08/2019	$110,138	$121,882	$111,036
09/2019	$113,854	$124,162	$115,111
10/2019	$115,093	$126,851	$116,798
11/2019	$119,944	$131,456	$120,351
12/2019	$126,692	$135,424	$123,721
01/2020	$119,732	$135,371	$120,794
02/2020	$107,117	$124,227	$109,093
03/2020	$82,866	$108,883	$89,919
04/2020	$95,481	$122,841	$100,086
05/2020	$101,680	$128,692	$103,483
06/2020	$102,550	$131,251	$103,005
07/2020	$109,945	$138,652	$106,966
08/2020	$121,146	$148,619	$111,464
09/2020	$118,101	$142,972	$108,586
10/2020	$119,080	$139,169	$107,457
11/2020	$140,394	$154,403	$122,281
12/2020	$150,943	$160,340	$127,277
01/2021	$155,719	$158,721	$126,617
02/2021	$164,938	$163,098	$134,558
03/2021	$176,045	$170,241	$142,410
04/2021	$180,488	$179,326	$147,907
05/2021	$187,707	$180,579	$151,439
06/2021	$185,708	$184,794	$149,765
07/2021	$179,266	$189,184	$150,517
08/2021	$179,155	$194,937	$153,570
09/2021	$173,824	$185,870	$148,375
10/2021	$179,710	$198,892	$155,783
11/2021	$178,044	$197,514	$150,305
12/2021	$187,549	$206,366	$159,567
01/2022	$182,795	$195,687	$155,487
02/2022	$183,389	$189,828	$153,958
03/2022	$181,131	$196,876	$158,218
04/2022	$170,434	$179,708	$149,079
05/2022	$173,168	$180,038	$151,975
06/2022	$152,963	$165,177	$138,590
07/2022	$165,086	$180,407	$148,032
08/2022	$158,549	$173,050	$143,606
09/2022	$138,700	$157,112	$130,889
10/2022	$154,270	$169,832	$144,492
11/2022	$164,729	$179,323	$153,240
12/2022	$152,390	$168,991	$146,834
01/2023	$172,777	$179,610	$154,813
02/2023	$165,551	$175,228	$149,467
03/2023	$163,100	$181,661	$148,175
04/2023	$162,196	$184,496	$150,073
05/2023	$153,938	$185,298	$144,438
06/2023	$162,067	$197,542	$154,139
07/2023	$167,358	$203,888	$159,917
08/2023	$160,648	$200,642	$155,398
09/2023	$152,777	$191,076	$149,279
10/2023	$141,293	$187,058	$143,803
11/2023	$155,874	$204,141	$154,771
12/2023	$171,796	$213,415	$163,948
01/2024	$172,057	$217,002	$163,660
02/2024	$177,523	$228,589	$169,658
03/2024	$190,798	$235,943	$178,082
04/2024	$180,776	$226,306	$170,262
05/2024	$187,024	$237,528	$175,802
06/2024	$183,510	$246,051	$174,075
07/2024	$192,230	$249,046	$183,580
08/2024	$190,668	$255,087	$188,068
09/2024	$190,538	$260,535	$190,553
10/2024	$186,243	$258,172	$188,412
11/2024	$194,963	$273,327	$200,745
12/2024	$181,854	$266,811	$186,865
01/2025	$188,410	$274,241	$195,273
02/2025	$187,754	$270,663	$195,665
03/2025	$177,265	$255,413	$189,937
04/2025	$165,727	$253,681	$184,064
05/2025	$180,674	$269,648	$190,584
06/2025	$192,736	$283,361	$197,233

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class YFootnote Reference1	5.03%	13.45%	8.78%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,142,124
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 657,011
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000192445
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Investor
Trading Symbol	SHXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 4.78% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,101	$10,201
10/2017	$10,330	$10,336	$10,270
11/2017	$10,480	$10,653	$10,583
12/2017	$10,747	$10,772	$10,718
01/2018	$11,127	$11,388	$11,112
02/2018	$10,636	$10,969	$10,580
03/2018	$10,316	$10,690	$10,416
04/2018	$10,717	$10,731	$10,461
05/2018	$10,977	$10,989	$10,565
06/2018	$11,277	$11,057	$10,594
07/2018	$11,798	$11,468	$10,996
08/2018	$11,828	$11,842	$11,166
09/2018	$11,969	$11,910	$11,165
10/2018	$11,047	$11,096	$10,556
11/2018	$11,187	$11,322	$10,861
12/2018	$9,704	$10,211	$9,799
01/2019	$10,892	$11,125	$10,583
02/2019	$11,263	$11,482	$10,926
03/2019	$11,139	$11,705	$10,969
04/2019	$11,594	$12,179	$11,359
05/2019	$10,530	$11,405	$10,616
06/2019	$11,563	$12,209	$11,372
07/2019	$11,759	$12,384	$11,461
08/2019	$10,943	$12,188	$11,104
09/2019	$11,305	$12,416	$11,511
10/2019	$11,439	$12,685	$11,680
11/2019	$11,903	$13,146	$12,035
12/2019	$12,573	$13,542	$12,372
01/2020	$11,878	$13,537	$12,079
02/2020	$10,618	$12,423	$10,909
03/2020	$8,208	$10,888	$8,992
04/2020	$9,468	$12,284	$10,009
05/2020	$10,076	$12,869	$10,348
06/2020	$10,152	$13,125	$10,300
07/2020	$10,890	$13,865	$10,697
08/2020	$11,997	$14,862	$11,146
09/2020	$11,682	$14,297	$10,859
10/2020	$11,791	$13,917	$10,746
11/2020	$13,886	$15,440	$12,228
12/2020	$14,934	$16,034	$12,728
01/2021	$15,399	$15,872	$12,662
02/2021	$16,308	$16,310	$13,456
03/2021	$17,417	$17,024	$14,241
04/2021	$17,849	$17,933	$14,791
05/2021	$18,559	$18,058	$15,144
06/2021	$18,359	$18,479	$14,976
07/2021	$17,716	$18,918	$15,052
08/2021	$17,705	$19,494	$15,357
09/2021	$17,173	$18,587	$14,837
10/2021	$17,761	$19,889	$15,578
11/2021	$17,594	$19,751	$15,031
12/2021	$18,525	$20,637	$15,957
01/2022	$18,051	$19,569	$15,549
02/2022	$18,110	$18,983	$15,396
03/2022	$17,885	$19,688	$15,822
04/2022	$16,820	$17,971	$14,908
05/2022	$17,092	$18,004	$15,197
06/2022	$15,092	$16,518	$13,859
07/2022	$16,287	$18,041	$14,803
08/2022	$15,648	$17,305	$14,361
09/2022	$13,672	$15,711	$13,089
10/2022	$15,210	$16,983	$14,449
11/2022	$16,240	$17,932	$15,324
12/2022	$15,019	$16,899	$14,683
01/2023	$17,034	$17,961	$15,481
02/2023	$16,315	$17,523	$14,947
03/2023	$16,071	$18,166	$14,817
04/2023	$15,981	$18,450	$15,007
05/2023	$15,173	$18,530	$14,444
06/2023	$15,968	$19,754	$15,414
07/2023	$16,482	$20,389	$15,992
08/2023	$15,827	$20,064	$15,540
09/2023	$15,044	$19,108	$14,928
10/2023	$13,915	$18,706	$14,380
11/2023	$15,339	$20,414	$15,477
12/2023	$16,908	$21,342	$16,395
01/2024	$16,921	$21,700	$16,366
02/2024	$17,464	$22,859	$16,966
03/2024	$18,768	$23,594	$17,808
04/2024	$17,787	$22,631	$17,026
05/2024	$18,394	$23,753	$17,580
06/2024	$18,058	$24,605	$17,407
07/2024	$18,898	$24,905	$18,358
08/2024	$18,743	$25,509	$18,807
09/2024	$18,730	$26,053	$19,055
10/2024	$18,303	$25,817	$18,841
11/2024	$19,169	$27,333	$20,075
12/2024	$17,870	$26,681	$18,687
01/2025	$18,519	$27,424	$19,527
02/2025	$18,441	$27,066	$19,566
03/2025	$17,415	$25,541	$18,994
04/2025	$16,285	$25,368	$18,406
05/2025	$17,740	$26,965	$19,058
06/2025	$18,922	$28,336	$19,723

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (9/12/17)
Investor ClassFootnote Reference1	4.78%	13.26%	8.52%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,142,124
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 657,011
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000207658
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	R5
Trading Symbol	SSIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$139	1.33%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 9.21% for the twelve months ended June 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 4.68%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on equity market volatility and elevated interest rates. Income was a significant source of total return for the Fund.

• Credit spreads also improved during the period as risk markets were resilient.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill Index
06/2015	$250,000	$250,000	$250,000
07/2015	$248,222	$251,738	$249,986
08/2015	$245,935	$251,376	$250,025
09/2015	$244,919	$253,077	$250,029
10/2015	$246,189	$253,119	$250,011
11/2015	$244,919	$252,450	$250,025
12/2015	$242,068	$251,634	$250,109
01/2016	$237,667	$255,097	$250,116
02/2016	$237,149	$256,907	$250,178
03/2016	$241,550	$259,264	$250,294
04/2016	$245,951	$260,259	$250,359
05/2016	$248,022	$260,326	$250,381
06/2016	$249,237	$265,003	$250,475
07/2016	$252,622	$266,679	$250,544
08/2016	$255,227	$266,374	$250,591
09/2016	$255,227	$266,217	$250,714
10/2016	$256,008	$264,181	$250,776
11/2016	$255,487	$257,932	$250,819
12/2016	$255,818	$258,296	$250,924
01/2017	$258,442	$258,803	$251,037
02/2017	$259,229	$260,542	$251,142
03/2017	$259,754	$260,406	$251,185
04/2017	$260,803	$262,415	$251,356
05/2017	$261,328	$264,435	$251,482
06/2017	$262,556	$264,169	$251,693
07/2017	$263,878	$265,306	$251,907
08/2017	$264,671	$267,685	$252,142
09/2017	$265,729	$266,411	$252,360
10/2017	$266,257	$266,565	$252,584
11/2017	$266,786	$266,223	$252,795
12/2017	$266,950	$267,445	$253,074
01/2018	$267,752	$264,364	$253,378
02/2018	$268,286	$261,858	$253,617
03/2018	$268,286	$263,538	$253,973
04/2018	$268,821	$261,578	$254,306
05/2018	$269,355	$263,444	$254,694
06/2018	$269,496	$263,120	$255,122
07/2018	$269,227	$263,183	$255,520
08/2018	$270,574	$264,877	$255,981
09/2018	$270,305	$263,171	$256,376
10/2018	$270,574	$261,091	$256,818
11/2018	$269,766	$262,650	$257,347
12/2018	$268,483	$267,475	$257,818
01/2019	$271,751	$270,315	$258,326
02/2019	$273,384	$270,159	$258,786
03/2019	$275,563	$275,346	$259,366
04/2019	$277,469	$275,417	$259,852
05/2019	$276,924	$280,306	$260,446
06/2019	$279,647	$283,826	$261,022
07/2019	$281,656	$284,450	$261,497
08/2019	$283,037	$291,821	$262,034
09/2019	$283,589	$290,267	$262,490
10/2019	$284,694	$291,141	$262,994
11/2019	$284,694	$290,993	$263,324
12/2019	$286,340	$290,790	$263,697
01/2020	$288,317	$296,386	$264,053
02/2020	$288,599	$301,721	$264,440
03/2020	$267,985	$299,945	$265,212
04/2020	$274,198	$305,277	$265,234
05/2020	$277,586	$306,698	$265,238
06/2020	$286,905	$308,630	$265,274
07/2020	$292,468	$313,240	$265,325
08/2020	$301,589	$310,712	$265,347
09/2020	$303,585	$310,541	$265,376
10/2020	$304,440	$309,155	$265,405
11/2020	$312,422	$312,188	$265,430
12/2020	$315,789	$312,618	$265,459
01/2021	$319,285	$310,377	$265,481
02/2021	$323,946	$305,895	$265,506
03/2021	$322,490	$302,075	$265,524
04/2021	$322,781	$304,462	$265,528
05/2021	$322,781	$305,457	$265,535
06/2021	$324,820	$307,603	$265,524
07/2021	$324,628	$311,042	$265,539
08/2021	$325,510	$310,450	$265,550
09/2021	$327,275	$307,762	$265,564
10/2021	$330,215	$307,677	$265,553
11/2021	$328,157	$308,587	$265,568
12/2021	$328,539	$307,798	$265,589
01/2022	$326,234	$301,167	$265,575
02/2022	$323,601	$297,807	$265,611
03/2022	$322,942	$289,533	$265,691
04/2022	$318,333	$278,546	$265,731
05/2022	$313,066	$280,342	$265,912
06/2022	$305,824	$275,944	$265,970
07/2022	$309,597	$282,686	$266,108
08/2022	$312,918	$274,699	$266,535
09/2022	$307,271	$262,830	$267,199
10/2022	$309,597	$259,426	$267,619
11/2022	$311,257	$268,966	$268,482
12/2022	$311,738	$267,753	$269,453
01/2023	$319,766	$275,990	$270,298
02/2023	$319,431	$268,854	$271,179
03/2023	$315,083	$275,684	$272,346
04/2023	$317,759	$277,355	$273,205
05/2023	$318,428	$274,335	$274,274
06/2023	$323,111	$273,356	$275,528
07/2023	$326,662	$273,166	$276,626
08/2023	$328,030	$271,421	$277,873
09/2023	$328,714	$264,524	$279,149
10/2023	$324,951	$260,349	$280,396
11/2023	$329,740	$272,139	$281,654
12/2023	$336,830	$282,556	$282,966
01/2024	$338,942	$281,781	$284,176
02/2024	$340,421	$277,799	$285,340
03/2024	$344,475	$280,365	$286,623
04/2024	$344,562	$273,283	$287,852
05/2024	$347,126	$277,916	$289,233
06/2024	$348,641	$280,547	$290,411
07/2024	$351,969	$287,100	$291,712
08/2024	$357,169	$291,226	$293,107
09/2024	$361,992	$295,125	$294,380
10/2024	$363,646	$287,806	$295,500
11/2024	$367,385	$290,849	$296,627
12/2024	$368,523	$286,089	$297,827
01/2025	$371,480	$287,607	$298,921
02/2025	$374,467	$293,935	$299,871
03/2025	$374,950	$294,045	$300,875
04/2025	$375,768	$295,201	$301,908
05/2025	$378,117	$293,087	$303,006
06/2025	$380,766	$297,594	$304,003

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	9.21%	5.82%	4.30%
Bloomberg US Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA US 3-Month Treasury Bill Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 298,401,454
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,590,030
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$298,401,454
# of Portfolio Holdings	210
Portfolio Turnover Rate	172%
Total Management Fees Paid	$1,590,030

Holdings [Text Block]

Asset Allocation - % Investments

Convertible Obligations	114.7
Convertible Preferred Stocks	15.3
Investment Companies	8.3
Foreign Convertible Obligations	5.4
Preferred Stocks	3.0
Common Stocks	(46.7)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Entertainment	4.2
Electric	4.5
Media	4.6
Diversified Financial Services	4.7
Internet	4.8
Computers	6.0
Pharmaceuticals	6.8
Health Care - Products	9.8
REITS	11.7
Software	12.1

Includes long positions only.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.8
Western Digital Corp., 3.000%, Due 11/15/2028	1.8
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.6
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	1.6
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	1.4
LendingTree, Inc., 0.500%, Due 7/15/2025	1.4
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.4
Enovis Corp., 3.875%, Due 10/15/2028	1.4
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.4
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1.4

Includes long positions only.

Material Fund Change [Text Block]
C000207659
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Y
Trading Symbol	PSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$148	1.42%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 9.11% for the twelve months ended June 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 4.68%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on equity market volatility and elevated interest rates. Income was a significant source of total return for the Fund.

• Credit spreads also improved during the period as risk markets were resilient.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill Index
06/2015	$100,000	$100,000	$100,000
07/2015	$99,289	$100,695	$99,994
08/2015	$98,374	$100,551	$100,010
09/2015	$97,967	$101,231	$100,012
10/2015	$98,476	$101,247	$100,004
11/2015	$97,967	$100,980	$100,010
12/2015	$96,827	$100,654	$100,043
01/2016	$95,067	$102,039	$100,046
02/2016	$94,860	$102,763	$100,071
03/2016	$96,620	$103,705	$100,117
04/2016	$98,381	$104,104	$100,144
05/2016	$99,209	$104,130	$100,152
06/2016	$99,695	$106,001	$100,190
07/2016	$101,049	$106,671	$100,217
08/2016	$102,091	$106,549	$100,236
09/2016	$102,091	$106,487	$100,286
10/2016	$102,403	$105,672	$100,310
11/2016	$102,195	$103,173	$100,328
12/2016	$102,327	$103,318	$100,370
01/2017	$103,377	$103,521	$100,415
02/2017	$103,692	$104,217	$100,457
03/2017	$103,901	$104,162	$100,474
04/2017	$104,321	$104,966	$100,542
05/2017	$104,531	$105,774	$100,593
06/2017	$105,022	$105,668	$100,677
07/2017	$105,551	$106,122	$100,763
08/2017	$105,868	$107,074	$100,857
09/2017	$106,291	$106,564	$100,944
10/2017	$106,503	$106,626	$101,034
11/2017	$106,715	$106,489	$101,118
12/2017	$106,780	$106,978	$101,229
01/2018	$107,101	$105,746	$101,351
02/2018	$107,315	$104,743	$101,447
03/2018	$107,315	$105,415	$101,589
04/2018	$107,528	$104,631	$101,722
05/2018	$107,742	$105,378	$101,878
06/2018	$107,799	$105,248	$102,049
07/2018	$107,691	$105,273	$102,208
08/2018	$108,230	$105,951	$102,392
09/2018	$108,122	$105,268	$102,550
10/2018	$108,230	$104,436	$102,727
11/2018	$107,906	$105,060	$102,939
12/2018	$107,393	$106,990	$103,127
01/2019	$108,700	$108,126	$103,330
02/2019	$109,354	$108,064	$103,514
03/2019	$110,225	$110,139	$103,746
04/2019	$110,988	$110,167	$103,941
05/2019	$110,770	$112,122	$104,178
06/2019	$111,859	$113,530	$104,409
07/2019	$112,663	$113,780	$104,599
08/2019	$113,215	$116,728	$104,813
09/2019	$113,325	$116,107	$104,996
10/2019	$113,878	$116,456	$105,198
11/2019	$113,878	$116,397	$105,330
12/2019	$114,485	$116,316	$105,479
01/2020	$115,276	$118,554	$105,621
02/2020	$115,389	$120,688	$105,776
03/2020	$107,146	$119,978	$106,085
04/2020	$109,517	$122,111	$106,094
05/2020	$110,985	$122,679	$106,095
06/2020	$114,711	$123,452	$106,110
07/2020	$116,935	$125,296	$106,130
08/2020	$120,468	$124,285	$106,139
09/2020	$121,266	$124,217	$106,150
10/2020	$121,722	$123,662	$106,162
11/2020	$124,799	$124,875	$106,172
12/2020	$126,135	$125,047	$106,184
01/2021	$127,533	$124,151	$106,192
02/2021	$129,396	$122,358	$106,202
03/2021	$128,814	$120,830	$106,210
04/2021	$128,931	$121,785	$106,211
05/2021	$129,047	$122,183	$106,214
06/2021	$129,746	$123,041	$106,210
07/2021	$129,585	$124,417	$106,215
08/2021	$130,055	$124,180	$106,220
09/2021	$130,760	$123,105	$106,226
10/2021	$131,818	$123,071	$106,221
11/2021	$130,995	$123,435	$106,227
12/2021	$131,091	$123,119	$106,236
01/2022	$130,171	$120,467	$106,230
02/2022	$129,251	$119,123	$106,244
03/2022	$128,856	$115,813	$106,276
04/2022	$127,015	$111,418	$106,292
05/2022	$125,043	$112,137	$106,365
06/2022	$122,150	$110,378	$106,388
07/2022	$123,717	$113,075	$106,443
08/2022	$124,910	$109,879	$106,614
09/2022	$122,656	$105,132	$106,880
10/2022	$123,584	$103,770	$107,048
11/2022	$124,247	$107,586	$107,393
12/2022	$124,523	$107,101	$107,781
01/2023	$127,593	$110,396	$108,119
02/2023	$127,459	$107,542	$108,471
03/2023	$125,724	$110,274	$108,938
04/2023	$126,792	$110,942	$109,282
05/2023	$127,059	$109,734	$109,710
06/2023	$128,928	$109,342	$110,211
07/2023	$130,345	$109,266	$110,651
08/2023	$130,754	$108,568	$111,149
09/2023	$131,027	$105,809	$111,660
10/2023	$129,662	$104,140	$112,158
11/2023	$131,436	$108,856	$112,661
12/2023	$134,265	$113,023	$113,186
01/2024	$135,248	$112,712	$113,671
02/2024	$135,698	$111,120	$114,136
03/2024	$137,316	$112,146	$114,649
04/2024	$137,351	$109,313	$115,141
05/2024	$138,374	$111,166	$115,693
06/2024	$138,979	$112,219	$116,164
07/2024	$140,303	$114,840	$116,685
08/2024	$142,233	$116,490	$117,243
09/2024	$144,303	$118,050	$117,752
10/2024	$144,818	$115,122	$118,200
11/2024	$146,303	$116,340	$118,651
12/2024	$146,755	$114,436	$119,131
01/2025	$147,935	$115,043	$119,569
02/2025	$149,127	$117,574	$119,948
03/2025	$149,320	$117,618	$120,350
04/2025	$149,645	$118,080	$120,763
05/2025	$150,582	$117,235	$121,202
06/2025	$151,637	$119,038	$121,601

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	9.11%	5.74%	4.25%
Bloomberg US Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA US 3-Month Treasury Bill Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 298,401,454
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,590,030
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$298,401,454
# of Portfolio Holdings	210
Portfolio Turnover Rate	172%
Total Management Fees Paid	$1,590,030

Holdings [Text Block]

Asset Allocation - % Investments

Convertible Obligations	114.7
Convertible Preferred Stocks	15.3
Investment Companies	8.3
Foreign Convertible Obligations	5.4
Preferred Stocks	3.0
Common Stocks	(46.7)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Entertainment	4.2
Electric	4.5
Media	4.6
Diversified Financial Services	4.7
Internet	4.8
Computers	6.0
Pharmaceuticals	6.8
Health Care - Products	9.8
REITS	11.7
Software	12.1

Includes long positions only.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.8
Western Digital Corp., 3.000%, Due 11/15/2028	1.8
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.6
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	1.6
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	1.4
LendingTree, Inc., 0.500%, Due 7/15/2025	1.4
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.4
Enovis Corp., 3.875%, Due 10/15/2028	1.4
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.4
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1.4

Includes long positions only.

Material Fund Change [Text Block]
C000207660
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Investor
Trading Symbol	PSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$174	1.67%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.94% for the twelve months ended June 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 4.68%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on equity market volatility and elevated interest rates. Income was a significant source of total return for the Fund.

• Credit spreads also improved during the period as risk markets were resilient.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill Index
06/2015	$10,000	$10,000	$10,000
07/2015	$9,919	$10,070	$9,999
08/2015	$9,827	$10,055	$10,001
09/2015	$9,787	$10,123	$10,001
10/2015	$9,837	$10,125	$10,000
11/2015	$9,787	$10,098	$10,001
12/2015	$9,669	$10,065	$10,004
01/2016	$9,494	$10,204	$10,005
02/2016	$9,463	$10,276	$10,007
03/2016	$9,638	$10,371	$10,012
04/2016	$9,814	$10,410	$10,014
05/2016	$9,897	$10,413	$10,015
06/2016	$9,942	$10,600	$10,019
07/2016	$10,077	$10,667	$10,022
08/2016	$10,181	$10,655	$10,024
09/2016	$10,181	$10,649	$10,029
10/2016	$10,213	$10,567	$10,031
11/2016	$10,181	$10,317	$10,033
12/2016	$10,198	$10,332	$10,037
01/2017	$10,293	$10,352	$10,041
02/2017	$10,324	$10,422	$10,046
03/2017	$10,345	$10,416	$10,047
04/2017	$10,387	$10,497	$10,054
05/2017	$10,407	$10,577	$10,059
06/2017	$10,454	$10,567	$10,068
07/2017	$10,496	$10,612	$10,076
08/2017	$10,527	$10,707	$10,086
09/2017	$10,569	$10,656	$10,094
10/2017	$10,580	$10,663	$10,103
11/2017	$10,601	$10,649	$10,112
12/2017	$10,612	$10,698	$10,123
01/2018	$10,633	$10,575	$10,135
02/2018	$10,654	$10,474	$10,145
03/2018	$10,654	$10,542	$10,159
04/2018	$10,676	$10,463	$10,172
05/2018	$10,686	$10,538	$10,188
06/2018	$10,690	$10,525	$10,205
07/2018	$10,679	$10,527	$10,221
08/2018	$10,722	$10,595	$10,239
09/2018	$10,711	$10,527	$10,255
10/2018	$10,722	$10,444	$10,273
11/2018	$10,690	$10,506	$10,294
12/2018	$10,638	$10,699	$10,313
01/2019	$10,767	$10,813	$10,333
02/2019	$10,832	$10,806	$10,351
03/2019	$10,918	$11,014	$10,375
04/2019	$10,983	$11,017	$10,394
05/2019	$10,961	$11,212	$10,418
06/2019	$11,069	$11,353	$10,441
07/2019	$11,142	$11,378	$10,460
08/2019	$11,197	$11,673	$10,481
09/2019	$11,208	$11,611	$10,500
10/2019	$11,252	$11,646	$10,520
11/2019	$11,252	$11,640	$10,533
12/2019	$11,310	$11,632	$10,548
01/2020	$11,399	$11,855	$10,562
02/2020	$11,399	$12,069	$10,578
03/2020	$10,585	$11,998	$10,608
04/2020	$10,819	$12,211	$10,609
05/2020	$10,953	$12,268	$10,610
06/2020	$11,321	$12,345	$10,611
07/2020	$11,540	$12,530	$10,613
08/2020	$11,888	$12,428	$10,614
09/2020	$11,956	$12,422	$10,615
10/2020	$12,001	$12,366	$10,616
11/2020	$12,304	$12,488	$10,617
12/2020	$12,437	$12,505	$10,618
01/2021	$12,563	$12,415	$10,619
02/2021	$12,747	$12,236	$10,620
03/2021	$12,690	$12,083	$10,621
04/2021	$12,701	$12,178	$10,621
05/2021	$12,701	$12,218	$10,621
06/2021	$12,770	$12,304	$10,621
07/2021	$12,758	$12,442	$10,622
08/2021	$12,793	$12,418	$10,622
09/2021	$12,862	$12,310	$10,623
10/2021	$12,966	$12,307	$10,622
11/2021	$12,885	$12,343	$10,623
12/2021	$12,890	$12,312	$10,624
01/2022	$12,800	$12,047	$10,623
02/2022	$12,696	$11,912	$10,624
03/2022	$12,671	$11,581	$10,628
04/2022	$12,477	$11,142	$10,629
05/2022	$12,271	$11,214	$10,636
06/2022	$12,000	$11,038	$10,639
07/2022	$12,134	$11,307	$10,644
08/2022	$12,264	$10,988	$10,661
09/2022	$12,031	$10,513	$10,688
10/2022	$12,134	$10,377	$10,705
11/2022	$12,186	$10,759	$10,739
12/2022	$12,211	$10,710	$10,778
01/2023	$12,511	$11,040	$10,812
02/2023	$12,498	$10,754	$10,847
03/2023	$12,328	$11,027	$10,894
04/2023	$12,419	$11,094	$10,928
05/2023	$12,445	$10,973	$10,971
06/2023	$12,628	$10,934	$11,021
07/2023	$12,752	$10,927	$11,065
08/2023	$12,806	$10,857	$11,115
09/2023	$12,832	$10,581	$11,166
10/2023	$12,686	$10,414	$11,216
11/2023	$12,872	$10,886	$11,266
12/2023	$13,140	$11,302	$11,319
01/2024	$13,222	$11,271	$11,367
02/2024	$13,278	$11,112	$11,414
03/2024	$13,420	$11,215	$11,465
04/2024	$13,421	$10,931	$11,514
05/2024	$13,519	$11,117	$11,569
06/2024	$13,575	$11,222	$11,616
07/2024	$13,702	$11,484	$11,668
08/2024	$13,887	$11,649	$11,724
09/2024	$14,086	$11,805	$11,775
10/2024	$14,134	$11,512	$11,820
11/2024	$14,276	$11,634	$11,865
12/2024	$14,328	$11,444	$11,913
01/2025	$14,429	$11,504	$11,957
02/2025	$14,542	$11,757	$11,995
03/2025	$14,558	$11,762	$12,035
04/2025	$14,601	$11,808	$12,076
05/2025	$14,675	$11,723	$12,120
06/2025	$14,789	$11,904	$12,160

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.94%	5.49%	3.99%
Bloomberg US Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA US 3-Month Treasury Bill Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 298,401,454
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,590,030
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$298,401,454
# of Portfolio Holdings	210
Portfolio Turnover Rate	172%
Total Management Fees Paid	$1,590,030

Holdings [Text Block]

Asset Allocation - % Investments

Convertible Obligations	114.7
Convertible Preferred Stocks	15.3
Investment Companies	8.3
Foreign Convertible Obligations	5.4
Preferred Stocks	3.0
Common Stocks	(46.7)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Entertainment	4.2
Electric	4.5
Media	4.6
Diversified Financial Services	4.7
Internet	4.8
Computers	6.0
Pharmaceuticals	6.8
Health Care - Products	9.8
REITS	11.7
Software	12.1

Includes long positions only.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.8
Western Digital Corp., 3.000%, Due 11/15/2028	1.8
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.6
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	1.6
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	1.4
LendingTree, Inc., 0.500%, Due 7/15/2025	1.4
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.4
Enovis Corp., 3.875%, Due 10/15/2028	1.4
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.4
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1.4

Includes long positions only.

Material Fund Change [Text Block]
C000217746
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	A
Trading Symbol	TFBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 3.37% (with sales charges) and 6.00% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$9,747	$10,000	$10,000
02/2020	$9,698	$10,111	$10,051
03/2020	$9,400	$9,953	$9,770
04/2020	$9,576	$10,114	$10,002
05/2020	$9,633	$10,143	$10,117
06/2020	$9,709	$10,194	$10,198
07/2020	$9,788	$10,305	$10,249
08/2020	$9,838	$10,230	$10,275
09/2020	$9,859	$10,268	$10,274
10/2020	$9,869	$10,268	$10,292
11/2020	$9,959	$10,327	$10,328
12/2020	$9,995	$10,359	$10,350
01/2021	$10,005	$10,303	$10,355
02/2021	$9,999	$10,143	$10,360
03/2021	$10,012	$10,103	$10,351
04/2021	$10,054	$10,129	$10,373
05/2021	$10,065	$10,152	$10,395
06/2021	$10,088	$10,202	$10,387
07/2021	$10,114	$10,328	$10,404
08/2021	$10,114	$10,308	$10,409
09/2021	$10,094	$10,210	$10,406
10/2021	$10,031	$10,184	$10,371
11/2021	$10,010	$10,256	$10,356
12/2021	$10,022	$10,215	$10,349
01/2022	$9,950	$10,054	$10,271
02/2022	$9,874	$9,920	$10,192
03/2022	$9,856	$9,707	$10,022
04/2022	$9,782	$9,446	$9,948
05/2022	$9,748	$9,433	$10,007
06/2022	$9,541	$9,290	$9,921
07/2022	$9,654	$9,526	$9,994
08/2022	$9,560	$9,278	$9,937
09/2022	$9,353	$8,980	$9,793
10/2022	$9,446	$8,949	$9,771
11/2022	$9,552	$9,177	$9,900
12/2022	$9,612	$9,069	$9,929
01/2023	$9,750	$9,278	$10,033
02/2023	$9,733	$9,130	$9,970
03/2023	$9,735	$9,332	$10,057
04/2023	$9,786	$9,380	$10,116
05/2023	$9,793	$9,343	$10,100
06/2023	$9,777	$9,338	$10,086
07/2023	$9,889	$9,341	$10,154
08/2023	$9,913	$9,329	$10,185
09/2023	$9,970	$9,168	$10,178
10/2023	$10,002	$9,103	$10,200
11/2023	$10,118	$9,416	$10,349
12/2023	$10,272	$9,717	$10,486
01/2024	$10,320	$9,698	$10,542
02/2024	$10,322	$9,631	$10,520
03/2024	$10,391	$9,718	$10,575
04/2024	$10,375	$9,562	$10,554
05/2024	$10,434	$9,646	$10,639
06/2024	$10,491	$9,730	$10,692
07/2024	$10,604	$9,918	$10,828
08/2024	$10,653	$10,026	$10,930
09/2024	$10,737	$10,143	$11,030
10/2024	$10,724	$10,006	$10,981
11/2024	$10,797	$10,124	$11,027
12/2024	$10,811	$10,047	$11,053
01/2025	$10,873	$10,086	$11,110
02/2025	$10,938	$10,207	$11,189
03/2025	$10,932	$10,164	$11,234
04/2025	$11,016	$10,265	$11,297
05/2025	$11,041	$10,231	$11,316
06/2025	$11,120	$10,329	$11,399

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (2/18/20)
Class A without Sales ChargeFootnote Reference1	6.00%	2.75%	2.49%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	3.37%	2.24%	2.00%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,493,831
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Material Fund Change [Text Block]
C000217747
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	C
Trading Symbol	TFBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.48% (with sales charges) and 5.48% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,950	$10,111	$10,051
03/2020	$9,635	$9,953	$9,770
04/2020	$9,805	$10,114	$10,002
05/2020	$9,844	$10,143	$10,117
06/2020	$9,921	$10,194	$10,198
07/2020	$9,992	$10,305	$10,249
08/2020	$10,043	$10,230	$10,275
09/2020	$10,065	$10,268	$10,274
10/2020	$10,065	$10,268	$10,292
11/2020	$10,147	$10,327	$10,328
12/2020	$10,184	$10,359	$10,350
01/2021	$10,184	$10,303	$10,355
02/2021	$10,168	$10,143	$10,360
03/2021	$10,181	$10,103	$10,351
04/2021	$10,214	$10,129	$10,373
05/2021	$10,225	$10,152	$10,395
06/2021	$10,239	$10,202	$10,387
07/2021	$10,250	$10,328	$10,404
08/2021	$10,250	$10,308	$10,409
09/2021	$10,229	$10,210	$10,406
10/2021	$10,155	$10,184	$10,371
11/2021	$10,133	$10,256	$10,356
12/2021	$10,134	$10,215	$10,349
01/2022	$10,061	$10,054	$10,271
02/2022	$9,972	$9,920	$10,192
03/2022	$9,944	$9,707	$10,022
04/2022	$9,867	$9,446	$9,948
05/2022	$9,823	$9,433	$10,007
06/2022	$9,610	$9,290	$9,921
07/2022	$9,726	$9,526	$9,994
08/2022	$9,619	$9,278	$9,937
09/2022	$9,407	$8,980	$9,793
10/2022	$9,492	$8,949	$9,771
11/2022	$9,600	$9,177	$9,900
12/2022	$9,651	$9,069	$9,929
01/2023	$9,781	$9,278	$10,033
02/2023	$9,763	$9,130	$9,970
03/2023	$9,754	$9,332	$10,057
04/2023	$9,806	$9,380	$10,116
05/2023	$9,801	$9,343	$10,100
06/2023	$9,771	$9,338	$10,086
07/2023	$9,882	$9,341	$10,154
08/2023	$9,907	$9,329	$10,185
09/2023	$9,953	$9,168	$10,178
10/2023	$9,986	$9,103	$10,200
11/2023	$10,093	$9,416	$10,349
12/2023	$10,239	$9,717	$10,486
01/2024	$10,276	$9,698	$10,542
02/2024	$10,278	$9,631	$10,520
03/2024	$10,349	$9,718	$10,575
04/2024	$10,320	$9,562	$10,554
05/2024	$10,380	$9,646	$10,639
06/2024	$10,427	$9,730	$10,692
07/2024	$10,543	$9,918	$10,828
08/2024	$10,593	$10,026	$10,930
09/2024	$10,655	$10,143	$11,030
10/2024	$10,641	$10,006	$10,981
11/2024	$10,716	$10,124	$11,027
12/2024	$10,718	$10,047	$11,053
01/2025	$10,782	$10,086	$11,110
02/2025	$10,823	$10,207	$11,189
03/2025	$10,830	$10,164	$11,234
04/2025	$10,891	$10,265	$11,297
05/2025	$10,917	$10,231	$11,316
06/2025	$10,998	$10,329	$11,399

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (2/18/20)
Class C without Deferred Sales ChargeFootnote Reference1	5.48%	2.08%	1.79%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.48%	2.08%	1.79%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,493,831
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Material Fund Change [Text Block]
C000217745
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Y
Trading Symbol	TFBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.29% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$100,000	$100,000	$100,000
02/2020	$99,600	$101,106	$100,507
03/2020	$96,549	$99,532	$97,699
04/2020	$98,347	$101,144	$100,017
05/2020	$99,038	$101,430	$101,168
06/2020	$99,712	$101,936	$101,984
07/2020	$100,522	$103,050	$102,493
08/2020	$101,138	$102,304	$102,752
09/2020	$101,357	$102,677	$102,739
10/2020	$101,455	$102,685	$102,923
11/2020	$102,378	$103,271	$103,276
12/2020	$102,746	$103,588	$103,498
01/2021	$102,848	$103,032	$103,549
02/2021	$102,892	$101,430	$103,599
03/2021	$103,025	$101,030	$103,514
04/2021	$103,461	$101,294	$103,729
05/2021	$103,669	$101,520	$103,950
06/2021	$103,913	$102,015	$103,867
07/2021	$104,103	$103,283	$104,040
08/2021	$104,208	$103,076	$104,086
09/2021	$103,998	$102,103	$104,056
10/2021	$103,461	$101,836	$103,708
11/2021	$103,245	$102,563	$103,556
12/2021	$103,466	$102,147	$103,488
01/2022	$102,728	$100,542	$102,712
02/2022	$101,841	$99,205	$101,921
03/2022	$101,765	$97,066	$100,222
04/2022	$100,998	$94,457	$99,483
05/2022	$100,655	$94,327	$100,066
06/2022	$98,515	$92,896	$99,209
07/2022	$99,909	$95,262	$99,941
08/2022	$98,830	$92,775	$99,375
09/2022	$96,800	$89,797	$97,931
10/2022	$97,760	$89,489	$97,708
11/2022	$98,958	$91,770	$98,996
12/2022	$99,472	$90,687	$99,293
01/2023	$101,014	$92,776	$100,333
02/2023	$100,840	$91,296	$99,699
03/2023	$100,863	$93,320	$100,574
04/2023	$101,505	$93,801	$101,157
05/2023	$101,582	$93,431	$100,996
06/2023	$101,418	$93,376	$100,858
07/2023	$102,575	$93,406	$101,541
08/2023	$102,944	$93,288	$101,848
09/2023	$103,531	$91,680	$101,780
10/2023	$103,859	$91,029	$102,004
11/2023	$105,055	$94,159	$103,494
12/2023	$106,648	$97,168	$104,863
01/2024	$107,141	$96,977	$105,415
02/2024	$107,284	$96,312	$105,203
03/2024	$108,122	$97,180	$105,751
04/2024	$107,953	$95,616	$105,539
05/2024	$108,561	$96,462	$106,394
06/2024	$109,281	$97,299	$106,921
07/2024	$110,448	$99,178	$108,283
08/2024	$111,075	$100,265	$109,296
09/2024	$111,818	$101,428	$110,296
10/2024	$111,807	$100,056	$109,808
11/2024	$112,564	$101,244	$110,273
12/2024	$112,709	$100,467	$110,527
01/2025	$113,477	$100,856	$111,095
02/2025	$114,018	$102,071	$111,892
03/2025	$114,088	$101,645	$112,342
04/2025	$114,953	$102,646	$112,972
05/2025	$115,214	$102,306	$113,157
06/2025	$116,158	$103,286	$113,989

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (2/18/20)
Class YFootnote Reference1	6.29%	3.10%	2.83%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,493,831
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Material Fund Change [Text Block]
C000217748
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	R6
Trading Symbol	TFBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 6.42% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,960	$10,111	$10,051
03/2020	$9,655	$9,953	$9,770
04/2020	$9,845	$10,114	$10,002
05/2020	$9,904	$10,143	$10,117
06/2020	$9,981	$10,194	$10,198
07/2020	$10,052	$10,305	$10,249
08/2020	$10,114	$10,230	$10,275
09/2020	$10,146	$10,268	$10,274
10/2020	$10,156	$10,268	$10,292
11/2020	$10,248	$10,327	$10,328
12/2020	$10,295	$10,359	$10,350
01/2021	$10,305	$10,303	$10,355
02/2021	$10,299	$10,143	$10,360
03/2021	$10,323	$10,103	$10,351
04/2021	$10,366	$10,129	$10,373
05/2021	$10,387	$10,152	$10,395
06/2021	$10,412	$10,202	$10,387
07/2021	$10,431	$10,328	$10,404
08/2021	$10,441	$10,308	$10,409
09/2021	$10,420	$10,210	$10,406
10/2021	$10,367	$10,184	$10,371
11/2021	$10,345	$10,256	$10,356
12/2021	$10,367	$10,215	$10,349
01/2022	$10,294	$10,054	$10,271
02/2022	$10,205	$9,920	$10,192
03/2022	$10,198	$9,707	$10,022
04/2022	$10,121	$9,446	$9,948
05/2022	$10,087	$9,433	$10,007
06/2022	$9,884	$9,290	$9,921
07/2022	$10,010	$9,526	$9,994
08/2022	$9,913	$9,278	$9,937
09/2022	$9,701	$8,980	$9,793
10/2022	$9,796	$8,949	$9,771
11/2022	$9,926	$9,177	$9,900
12/2022	$9,977	$9,069	$9,929
01/2023	$10,130	$9,278	$10,033
02/2023	$10,113	$9,130	$9,970
03/2023	$10,115	$9,332	$10,057
04/2023	$10,179	$9,380	$10,116
05/2023	$10,187	$9,343	$10,100
06/2023	$10,171	$9,338	$10,086
07/2023	$10,285	$9,341	$10,154
08/2023	$10,322	$9,329	$10,185
09/2023	$10,380	$9,168	$10,178
10/2023	$10,425	$9,103	$10,200
11/2023	$10,240	$9,416	$10,349
12/2023	$10,386	$9,717	$10,486
01/2024	$10,435	$9,698	$10,542
02/2024	$10,449	$9,631	$10,520
03/2024	$10,533	$9,718	$10,575
04/2024	$10,516	$9,562	$10,554
05/2024	$10,576	$9,646	$10,639
06/2024	$10,648	$9,730	$10,692
07/2024	$10,764	$9,918	$10,828
08/2024	$10,826	$10,026	$10,930
09/2024	$10,900	$10,143	$11,030
10/2024	$10,886	$10,006	$10,981
11/2024	$10,974	$10,124	$11,027
12/2024	$10,988	$10,047	$11,053
01/2025	$11,065	$10,086	$11,110
02/2025	$11,119	$10,207	$11,189
03/2025	$11,126	$10,164	$11,234
04/2025	$11,212	$10,265	$11,297
05/2025	$11,237	$10,231	$11,316
06/2025	$11,331	$10,329	$11,399

Average Annual Return [Table Text Block]
HEADER	1 Year	5 Years	Since Inception (2/18/20)
R6 ClassFootnote Reference1	6.42%	2.57%	2.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%

Performance Inception Date	Feb. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,493,831
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Material Fund Change [Text Block]